AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 1, 1996

                                                              File No. 33-64875


                                                              File No. 811-7445

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933           / /
                       PRE-EFFECTIVE AMENDMENT NO. 1           /X/

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940     / /
                                AMENDMENT NO. 1              /X/

                          SEI ASSET ALLOCATION TRUST
              (Exact Name of Registrant as Specified in Charter)

                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 254-1000

                                 DAVID G. LEE
                              C/O SEI CORPORATION
                            680 E. SWEDESFORD ROAD
                          WAYNE, PENNSYLVANIA  19087
                    (Name and Address of Agent for Service)

                                  Copies to:

     RICHARD W. GRANT, ESQUIRE                JOHN H. GRADY, JR., ESQUIRE
     Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
     2000 ONE LOGAN SQUARE                    1800 M STREET, NW
     PHILADELPHIA, PENNSYLVANIA  19103        WASHINGTON, DC  20036
--------------------------------------------------------------------------------
          /X/      Approximate date of Proposed Public Offering:
                        As soon as practicable after the
                 effective date of this Registration Statement
--------------------------------------------------------------------------------
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

Pursuant to the provisions of Rule 24f-2 under the Investment Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement.

--------------------------------------------------------------------------------

                          SEI ASSET ALLOCATION TRUST
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                   LOCATION
----------------------------------------------------------------------------------------------------------------------------
PART A -
 Item 1.               Cover Page                              Cover Page
 Item 2.               Synopsis                                Table of Contents
 Item 3.               Condensed Financial Information         *
 Item 4.               General Description of Registrant       Fund Expenses (Class A); Fund Expenses (Class D);
                                                               Expense Ratios of the Underlying Portfolios;
                                                               Investment Objectives and Policies of the Funds;
                                                               General Investment Policies of the funds;
                                                               Portfolio Turnover of the Funds; Risk
                                                               Factors of the Funds; Investment Limitations of the
                                                               Funds; Investment Goals of the Underlying Portfolios;
                                                               Investment Objective and Policies of the Underlying Portfolio;
                                                               General Investment Policies and Limitations of
                                                               the Underlying Portfolios; Risk Factors of the
                                                               Underlying Portfolios; Fundamental Limitations of
                                                               the Underlying Portfolios
 Item 5.               Management of the Trust                 General Information - The Adviser and Manager
                                                               of the Funds; The Advisers and Sub-Advisers to the Underlying
                                                               Portfolios; The Sub-Advisers to the Underlying Portfolios;
                                                               Transfer Agent; Distribution of Fund Shares; Performance;
                                                               General Information -- The Trust; Trustees of the Trust
 Item 6.               Capital Stock and Other Securities      Voting Rights; Reporting; Shareholder Inquiries;
                                                               Dividends; Counsel and Independent Accountants;
                                                               Custodian and Wire Agent; Taxes
 Item 7.              Purchase of Securities Being Offered     Purchase and Redemption of Shares; General Information;
                                                               How to Purchase Shares Through the Transfer Agent; How
                                                               to Exchange Shares Through the Transfer Agent
 Item 8.               Redemption or Repurchase                How to Sell Shares Through the Transfer Agent
 Item 9.               Pending Legal Proceedings               *

PART B -
 Item 10.              Cover Page                              Cover Page
 Item 11.              Table of Contents                       Table of Contents
 Item 12.              General Information and History         The Trust
 Item 13.              Investment Objectives and Policies      Description of Permitted Investments of the
                                                               Underlying Portfolios; Description of Ratings;
                                                               Investment Limitations of the Funds; Investment
                                                               Limitations of the Underlying Portfolios
 Item 14.              Management of the Registrant            The Manager and Shareholder Servicing Agent;
                                                               Trustees and Officers of the Trust
 Item 15.              Control Persons and Principal Holders   *
                        of Securities
 Item 16.              Investment Advisory and Other Services  The Manager and Shareholder Servicing Agent; The
                                                               Investment Adviser to the Funds; The Advisers
                                                               and Sub-Advisers to the Underlying Portfolios;
                                                               Portfolio Managers of the Underlying Portfolios;
                                                               Experts
 Item 17.              Brokerage Allocation                    Portfolio Transactions
 Item 18.              Capital Stock and Other Securities      Description of Shares
 Item 19.              Purchase, Redemption, and Pricing       Purchase and Redemption of Shares; Shareholder Services
                       of Securities Being Offered

 Item 20.      Tax Status                              Taxes
 Item 21.      Underwriters                            Distribution
 Item 22.      Calculation of Yield Quotations         Performance
 Item 23.      Financial Statements                    Financial Statements


PART C -

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

          SEI ASSET ALLOCATION TRUST
          APRIL 1, 1996
          ----------------------------------------------------------------------

          DIVERSIFIED CONSERVATIVE INCOME FUND
          DIVERSIFIED CONSERVATIVE FUND
          DIVERSIFIED MODERATE GROWTH FUND
          DIVERSIFIED GROWTH FUND
          DIVERSIFIED U.S. STOCK FUND

          ----------------------------------------------------------------------

          This Prospectus sets forth concisely information about the above-referenced Funds. Please read this Prospectus carefully before investing, and keep it on file for future reference.


          A Statement of Additional Information dated April 1, 1996, has been filed with the Securities and Exchange Commission ("SEC") and may be obtained upon request and without charge by writing the Distributor, SEI Financial Services Company (the "Distributor"), at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

          SEI Asset Allocation Trust (the "Trust") is an open-end management investment company consisting of the following five separate diversified investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Growth Fund and Diversified U.S. Stock Fund. Each Fund offers investors a convenient means of investing in shares of certain mutual funds (the "Underlying Portfolios") managed by SEI Financial Management Corporation ("SFM" or the "Adviser") according to certain predetermined percentage ranges. Each Fund offers two classes of shares, Class A Shares and Class D Shares. Class A Shares are offered primarily to tax-advantaged retirement accounts. Class D Shares are offered to tax-advantaged and other accounts through banks, broker-dealers and other financial institutions that have entered into arrangements with the Distributor to sell Class D Shares to their customers. Class D Shares differ from Class A Shares primarily in the allocation of certain distribution, shareholder servicing and transfer agent expenses, and in the range and types of shareholder services offered to investors. THIS PROSPECTUS OFFERS BOTH CLASS A SHARES AND CLASS D SHARES OF THE FUNDS.
          ----------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          ----------------------------------------------------------------------

          THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Fund Expenses (Class A Shares)..................................................
Fund Expenses (Class D Shares)..................................................

Expense Ratios of the Underlying Portfolios.....................................

Investment Objectives and Policies of the Funds.................................

General Investment Policies of the Funds........................................

Portfolio Turnover of the Funds ................................................
Risk Factors of the Funds ......................................................

Investment Limitations of the Funds ............................................


Investment Goals of the Underlying Portfolios ..................................

Investment Objectives and Policies .............................................
 of the Underlying Portfolios ..................................................
General Investment Policies of the
 Underlying Portfolios .........................................................
Risk Factors of the Underlying Portfolios ......................................
Fundamental Limitations of the Underlying Portfolios ...........................
The Adviser and Manager of the Funds ...........................................
The Advisers and Sub-Advisers to the Underlying
 Portfolios ....................................................................

Transfer Agent ................................................................

Distribution of Fund Shares ....................................................
Performance ....................................................................
Taxes ..........................................................................

Purchase and Redemption of Shares ..............................................

General Information ............................................................
Description of Permitted Investments and Risk Factors
 of the Underlying Portfolios ..................................................


--------------------------------------------------------------------------------
   HOW TO READ THIS PROSPECTUS


   This Prospectus gives you information that you should know about the Funds before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol. [SYMBOL APPEARS HERE]
--------------------------------------------------------------------------------

FUND EXPENSES
(CLASS A SHARES)________________________________________________________________


   The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Fund's Class A Shares. In addition to these direct expenses, Class A Shares of the Funds will indirectly bear their pro rata share of the expenses of the Underlying Portfolios. See
   --- ----
   "Expense Ratios of the Underlying Portfolios."



   SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price)
   -----------------------------------------------------------------------------

                                                 DIVERSIFIED      DIVERSIFIED     DIVERSIFIED                          DIVERSIFIED
                                                CONSERVATIVE     CONSERVATIVE   MODERATE GROWTH   DIVERSIFIED GROWTH   U.S. STOCK
                                                INCOME FUND           FUND           FUND               FUND              FUND
                                                -----------           ----           ----               ----              ----
   Maximum Sales Charge Imposed on Purchasee       None               None           None               None              None
   ---------------------------------------------------------------------------------------------------------------------------------

   Maximum Sales Charge Imposed on Reinvested      None               None           None               None              None
   Dividends
   ---------------------------------------------------------------------------------------------------------------------------------

   Maximum Contingent Deferred Sales Charge        None               None           None               None              None
   ---------------------------------------------------------------------------------------------------------------------------------

   Wire Redemption Fees                            None               None           None               None              None
   ---------------------------------------------------------------------------------------------------------------------------------



   ANNUAL OPERATING EXPENSES
   ---------------------------------------------------------------------------------------------------------------------------------

   Management/Advisory Fees (after waivers)/1/     .00%               .00%           .00%               .00%              .00%
   ---------------------------------------------------------------------------------------------------------------------------------

   Other Expenses (after expense                   .12%               .12%           .12%               .12%              .12%
   reimbursements)/2/,/3/
   ---------------------------------------------------------------------------------------------------------------------------------

   Rule 12b-1 Fees                                 None               None           None               None              None
   ---------------------------------------------------------------------------------------------------------------------------------

   Total Operating Expenses (after waivers and     .12%               .12%           .12%               .12%              .12%
   expense reimbursement)/3/
   ---------------------------------------------------------------------------------------------------------------------------------


/1/ SFM is currently waiving its advisory and management fees. Absent fee waivers, management and each Fund would be advisory fees for .30%. These fee waivers are voluntary and may be discontinued by SFM at any time in its sole discretion.


/2/ Absent SFM's voluntary expense reimbursement, other expenses are estimated to be [.13]% for the current fiscal year.


/3/ Absent SFM's voluntary fee waivers and expense reimbursements, the total operating expenses of each Fund's Class A Shares would be [.43]%.

EXPENSE RANGES AND EXAMPLE


BASED ON THE EXPENSE RATIOS OF THE UNDERLYING PORTFOLIOS SET FORTH BELOW, THE RANGE OF AVERAGE WEIGHTED EXPENSE RATIOS FOR CLASS A SHARES OF THE FUNDS ARE EXPECTED TO BE AS FOLLOWS:/+/

                                                                    RANGE OF
FUND                                                             EXPENSE RATIOS
----                                                             --------------
Diversified Conservative Income Fund Class A..................... .67% to  .89%
Diversified Conservative Fund Class A............................ .75% to 1.00%
Diversified Moderate Growth Fund Class A......................... .80% to 1.07%
Diversified Growth Fund Class A.................................. .88% to 1.33%
Diversified U.S. Stock Fund Class A.............................. .86% to 1.06%

+ A range is provided since the average assets of each Fund invested in each of the Underlying Portfolios may fluctuate.


EXAMPLE

Using the midpoint of the ranges set forth above, an investor in a Fund would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return, (2) redemption at the end of each time period:

                                                         1 Yr.        3 Yr.
                                                         -----        -----
Diversified Conservative Income Fund Class A............. $ 8          $25
Diversified Conservative Fund Class A.................... $ 9          $28
Diversified Moderate Growth Fund Class A................. $10          $30
Diversified Growth Fund Class A.......................... $11          $35
Diversified U.S. Stock Fund Class A...................... $10          $31


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A Shares of each Fund. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution in addition to those set forth above. The information set forth in the foregoing table and example relates to the Class A Shares. Class A Shares are subject to the same management and advisory expenses as Class D Shares, but are subject to different distribution, shareholder servicing and transfer agent expenses. Additional information may be found under "The Adviser and Manager of the Funds" and "Distribution of Fund Shares."

FUND EXPENSES
(CLASS D SHARES)________________________________________________________________

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Fund's Class D Shares. In addition to these direct expenses, Class D Shares of the Funds will indirectly bear their pro rata share
                                                                 --- ----
 of the expenses of the Underlying Portfolios. See "Expense Ratios of the Underlying Portfolios."


  SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price).
  ----------------------------------------------------------------------------------------------------------------------------------


                                 DIVERSIFIED      DIVERSIFIED      DIVERSIFIED                                     DIVERSIFIED
                                 CONSERVATIVE    CONSERVATIVE    MODERATE GROWTH       DIVERSIFIED GROWTH          U.S. STOCK
                                 INCOME FUND         FUND             FUND                    FUND                    FUND
                                 -----------         ----             ----                    ----                    ----
   Maximum Sales Charge Imposed      None            None             None                    None                    None
   on Purchase
  ----------------------------------------------------------------------------------------------------------------------------------

   Maximum Sales Charge Imposed      None            None             None                    None                    None
   on Reinvested Dividends
  ----------------------------------------------------------------------------------------------------------------------------------

   Maximum Contingent Deferred       None            None             None                    None                    None
   Sales Charge
  ----------------------------------------------------------------------------------------------------------------------------------

   Wire Redemption Fees             $10.00          $10.00           $10.00                  $10.00                  $10.00
  ----------------------------------------------------------------------------------------------------------------------------------

   Exchange Fees                     None            None             None                    None                    None
  ----------------------------------------------------------------------------------------------------------------------------------


   ANNUAL OPERATING EXPENSES
  ----------------------------------------------------------------------------------------------------------------------------------

   Management/Advisory Fees          .00%            .00%             .00%                    .00%                    .00%
   (after waivers)/1/
  ----------------------------------------------------------------------------------------------------------------------------------

   Other Expenses (after expense     .12%            .12%             .12%                    .12%                    .12%
   reimbursements)/2//,3/
  ----------------------------------------------------------------------------------------------------------------------------------

   Rule 12b-1 Distribution &         1.00%           1.00%            1.00%                   1.00%                   1.00%
   Shareholder Servicing Fees/4/
  ----------------------------------------------------------------------------------------------------------------------------------

   Total Operating Expenses          1.12%           1.12%            1.12%                   1.12%                   1.12%
   (after waivers and
   expense reimbursements)/3/
  ----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ SFM is currently waiving its advisory and management fees. Absent fee waivers, management and advisory fees for each Fund would be .30%. These fee waivers are voluntary and may be discontinued by SFM at any time in its sole discretion.

/2/ Absent SFM's voluntary expense reimbursement, other expenses are estimated to be [.13]% for the current fiscal year.

/3/ Absent SFM's voluntary fee waivers and expense reimbursements, the total operating expenses of each Fund's Class D Shares would be [1.43]%.

/4/ Each Fund's Rule 12b-1 Distribution & Shareholder Servicing Fees will be reduced in an amount equal to the Fund's pro rata share of any
                                                      --- ----
          shareholder servicing fees paid by any Underlying Portfolios in which such Fund invests, but only to the extent necessary to comply with a condition of the Trust's SEC exemptive order. See "General Investment Policies of the Funds."

EXPENSE RANGES AND EXAMPLE


BASED ON THE EXPENSE RATIOS OF THE UNDERLYING PORTFOLIOS SET FORTH BELOW, THE RANGE OF AVERAGE WEIGHTED EXPENSE RATIOS FOR CLASS D SHARES OF THE FUNDS ARE EXPECTED TO BE AS FOLLOWS:/+/

                                                                    RANGE OF
FUND                                                             EXPENSE RATIOS
----                                                             --------------
Diversified Conservative Income Fund Class D ..................  1.67% to 1.89%
Diversified Conservative Fund Class D..........................  1.75% to 2.00%
Diversified Moderate Growth Fund Class D.......................  1.80% to 2.07%
Diversified Growth Fund Class D................................  1.88% to 2.33%
Diversified U.S. Stock Fund Class D............................  1.86% to 2.06%

+ A range is provided since the average assets of each Fund invested in each of the Underlying Portfolios may fluctuate.


EXAMPLE

Using the midpoint of the ranges set forth above, an investor in a Fund would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return, (2) redemption at the end of each time period:

                                                                     1 Yr.  3 Yr.
                                                                     -----  -----
Diversified Conservative Income Fund Class D.........................$18    $56
Diversified Conservative Fund Class D................................$19    $59
Diversified Moderate Growth Fund Class D.............................$20    $61
Diversified Growth Fund Class D......................................$21    $66
Diversified U.S. Stock Fund Class D..................................$20    $62

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class D Shares of each Fund. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution in addition to those set forth above. The information set forth in the foregoing table and example relates to the Class D Shares. Class D Shares are subject to the same management and advisory expenses as Class A Shares, but are also subject to different distribution, shareholder servicing and transfer agent expenses. Additional information may be found under "The Adviser and Manager of the Funds" and "Distribution of Fund Shares."

Long-term Class D shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the NASD.

EXPENSE RATIOS OF
THE UNDERLYING PORTFOLIOS  _____________________________________________________


Class A and Class D Shares of the Funds also will indirectly bear their pro rata
                                                                        --- ----
share of fees and expenses incurred by the Underlying Portfolios, including distribution expenses, and the investment returns of each Class of Shares of the Funds will be net of the expenses of the Underlying Portfolios. The charts set forth below provide the expense ratios for each of the Underlying Portfolios in which the Funds will invest (based on information as of December 31, 1995).



          DIVERSIFIED CONSERVATIVE INCOME FUND

          UNDERLYING PORTFOLIOS                                                                       UNDERLYING PORTFOLIOS'
          ---------------------                                                                       ----------------------
          ELIGIBLE FOR PURCHASE                                                                              EXPENSE RATIOS*
          ---------------------                                                                              ---------------
          SIMT Large Cap Growth Portfolio............................................................................   .85%
          SIMT Large Cap Value Portfolio.............................................................................   .82%
          SIMT Small Cap Growth Portfolio............................................................................  1.10%
          SIMT Small Cap Value Portfolio.............................................................................  1.10%
          SIMT Core Fixed Income Portfolio...........................................................................   .55%
          SLAT Prime Obligation Portfolio............................................................................   .44%

          DIVERSIFIED MODERATE GROWTH FUND

          UNDERLYING PORTFOLIOS                                                                       UNDERLYING PORTFOLIOS'
          ---------------------                                                                       ----------------------
          ELIGIBLE FOR PURCHASE                                                                              EXPENSE RATIOS*
          ----------------------                                                                             ---------------
          SIMT Large Cap Growth Portfolio...........................................................................   .85%
          SIMT Large Cap Value Portfolio............................................................................   .82%
          SIMT Small Cap Growth Portfolio...........................................................................  1.10%
          SIMT Small Cap Value Portfolio............................................................................  1.10%
          SIT International Equity Portfolio........................................................................  1.25%
          SIMT Core Fixed Income Portfolio..........................................................................   .55%
          SIT International Fixed Income
          Portfolio.................................................................................................  1.00%
          SLAT Prime Obligation Portfolio...........................................................................   .44%

          DIVERSIFIED U.S. STOCK FUND

          UNDERLYING PORTFOLIOS                                                                      UNDERLYING PORTFOLIOS'
          ---------------------                                                                      ----------------------
          ELIGIBLE FOR PURCHASE                                                                             EXPENSE RATIOS*
          ---------------------                                                                             ---------------
          SIMT Large Cap Growth Portfolio...........................................................................   .85%
          SIMT Large Cap Value Portfolio............................................................................   .82%
          SIMT Small Cap Growth Portfolio...........................................................................  1.10%
          SIMT Small Cap Value Portfolio............................................................................  1.10%
          SLAT Prime Obligation Portfolio...........................................................................   .44%

          DIVERSIFIED CONSERVATIVE FUND

          UNDERLYING PORTFOLIOS                                                                      UNDERLYING PORTFOLIOS'
          ---------------------                                                                      ----------------------
          ELIGIBLE FOR PURCHASE                                                                             EXPENSE RATIOS*
          ----------------------                                                                            ---------------
          SIMT Large Cap Growth Portfolio...........................................................................   .85%
          SIMT Large Cap Value Portfolio............................................................................   .82%
          SIMT Small Cap Growth Portfolio...........................................................................  1.10%
          SIMT Small Cap Value Portfolio............................................................................  1.10%
          SIT International Equity Portfolio........................................................................  1.25%
          SIMT Core Fixed Income Portfolio..........................................................................   .55%
          SIT International Fixed Income............................................................................  1.00%
          SLAT Prime Obligation Portfolio...........................................................................   .44%

          DIVERSIFIED GROWTH FUND

          UNDERLYING PORTFOLIOS                                                                      UNDERLYING PORTFOLIOS'
          ---------------------                                                                      ----------------------
          ELIGIBLE FOR PURCHASE                                                                             EXPENSE RATIOS*
          ----------------------                                                                            ---------------
          SIMT Large Cap Growth Portfolio...........................................................................   .85%
          SIMT Large Cap Value Portfolio............................................................................   .82%
          SIMT Small Cap Growth Portfolio...........................................................................  1.10%
          SIMT Small Cap Value Portfolio............................................................................  1.10%
          SIT International Equity Portfolio........................................................................  1.25%
          SIT Emerging Markets Equity Portfolio.....................................................................  1.95%
          SIMT Core Fixed Income Portfolio..........................................................................   .55%
          SIMT High Yield Bond Portfolio............................................................................   .85%
          SIT International Fixed Income
          Portfolio.................................................................................................  1.00%
          SLAT Prime Obligation Portfolio...........................................................................   .44%

* The Funds will purchase only Class A Shares of the Underlying Portfolios. The expense ratios of the Class A Shares of the Underlying Portfolios shown above reflect existing fee waivers and expense reimbursement arrangements that may be discontinued at any time. Absent these fee waivers on the Class A Shares of the Underlying Portfolios, these expense ratios would be higher.

Investors in the Funds should recognize that they may invest directly in the Underlying Portfolios and that, by investing in Underlying Portfolios through the Funds, they will bear not only their proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees to the extent the Adviser has not elected to waive such fees), but will also indirectly bear similar expenses of the Underlying Portfolios. Investors that purchase shares of the Funds through managed account programs who pay separate advisory fees for asset allocation services should recognize that the combined expenses of the program and the Funds (including the expenses charged by the Underlying Portfolios) may involve greater fees and expenses than those present in other types of investments without the benefit of professional asset allocation recommendations. In addition, a shareholder of a Fund's Shares will indirectly bear expenses paid by an Underlying Portfolio related to the distribution of its shares, if any. In the case of Class D Shares, any Fund distribution/shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata portion of the
                                                 --- ----
shareholder servicing fees charged to any Underlying Portfolio in which the Fund invests. Currently, Class A Shares of the Underlying Portfolios are subject to a .25% shareholder servicing fee. See "Distribution of Fund Shares."

INVESTMENT
OBJECTIVES AND
POLICIES OF THE
FUNDS___________________________________________________________________________

--------------------------------------------------------------------------------

[SYMBOL APPEARS HERE]

WHAT ARE INVESTMENT OBJECTIVES AND POLICIES?

A Fund's investment objective is a statement of what it seeks to achieve. It is important to make sure that the investment objective matches your own financial needs and circumstances. The investment policies section spells out the types of mutual funds in which each Fund invests in attempting to meet its investment objective.

--------------------------------------------------------------------------------

The Funds offer investors the opportunity to invest in certain of the Underlying Portfolios, and are designed primarily for tax-advantaged retirement and other long-term investment or savings accounts, including: Individual Retirement Accounts ("IRAs"), Simplified Employee Plans ("SEPs"), 403(b)(7) tax-sheltered retirement plans for employees of non-profit organizations, 401(k) savings plans, profit-sharing and money-purchase pension plans, and other corporate pension and savings plans.


          In order to achieve its investment objective, each Fund typically invests a percentage of its assets among predetermined percentage ranges in certain of the Underlying Portfolios, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust ("SIMT"), SEI International Trust ("SIT") and SEI Liquid Asset Trust ("SLAT" and, together with SIMT and SIT, the "Underlying Trusts"). The percentages reflect the extent to which each Fund will invest in the particular market segment represented by each Underlying Portfolio, and the varying degrees of potential investment risk and reward represented by each Fund's investments in those market segments and their corresponding Underlying Portfolios. The Adviser may alter these percentage ranges when it deems appropriate. The assets of each Fund will be allocated among each of the Underlying Portfolios in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Underlying Portfolios. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Fund may invest its assets directly in cash, money market securities, or other instruments, including stock or bond index futures and options thereon. The investment objective of each Fund is set forth below. Each Fund's investment objective is a fundamental policy, and may not be changed without shareholder approval. There can be no assurance that the Funds will achieve their stated objectives.

DIVERSIFIED CONSERVATIVE INCOME FUND

The DIVERSIFIED CONSERVATIVE INCOME FUND seeks to provide current income and an opportunity for capital appreciation through limited participation in domestic equity markets. In general, relative to the other Funds, the Diversified Conservative Income Fund should offer investors the potential for a medium to high level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk. The Fund will invest in the following Underlying Portfolios within the percentage ranges set forth below:

                                                Investment Range (Percent of the
Underlying Portfolio              Diversified Conservative Income Fund's Assets)
--------------------              ----------------------------------------------
SIMT Large Cap Growth.....................................................5-20%
SIMT Large Cap Value......................................................5-20%
SIMT Small Cap Growth.....................................................0-15%
SIMT Small Cap Value......................................................0-15%
SIMT Core Fixed Income...................................................50-65%
SLAT Prime Obligation.....................................................0-30%

DIVERSIFIED CONSERVATIVE FUND

The DIVERSIFIED CONSERVATIVE FUND seeks to provide current income with the opportunity for capital appreciation through limited participation in the domestic and international equity markets. In general, relative to the other Funds, the Diversified Conservative Fund should offer investors the potential for a medium level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk. The Fund will invest in the following Underlying Portfolios within the percentage ranges set forth below:

                                                Investment Range (Percent of the
Underlying Portfolio                     Diversified Conservative Fund's Assets)
--------------------                     ---------------------------------------
SIMT Large Cap Growth.....................................................5-20%
SIMT Large Cap Value......................................................5-20%
SIMT Small Cap Growth.....................................................0-15%
SIMT Small Cap Value......................................................0-15%
SIT International Equity..................................................5-20%
SIMT Core Fixed Income...................................................40-55%
SIT International Fixed Income...........................................10-25%
SLAT Prime Obligation.....................................................0-30%

DIVERSIFIED MODERATE GROWTH FUND

The DIVERSIFIED MODERATE GROWTH FUND seeks to provide long-term capital appreciation with a limited level of current income. In general, relative to the other Funds, the Diversified Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk. The Fund will invest in the following Underlying Portfolios within the percentage ranges set forth below:


                                                Investment Range (Percent of the
Underlying Portfolio                  Diversified Moderate Growth Fund's Assets)
--------------------                  ------------------------------------------
SIMT Large Cap Growth.....................................................10-25%
SIMT Large Cap Value......................................................10-25%
SIMT Small Cap Growth......................................................0-15%
SIMT Small Cap Value.......................................................0-15%
SIT International Equity..................................................10-25%
SIMT Core Fixed Income....................................................25-40%
SIT International Fixed Income.............................................5-20%
SLAT Prime Obligation......................................................0-30%


DIVERSIFIED GROWTH FUND



The DIVERSIFIED GROWTH FUND seeks to provide long-term capital appreciation. Current income is a secondary consideration. In general, relative to the other Funds, the Diversified Growth Fund should offer investors the potential for a low to medium level of income and the potential for a medium to high level of capital growth, while subjecting investors to a higher level of principal risk. The Fund will invest in the following Underlying Portfolios within the percentage ranges set forth below:

                                                Investment Range (Percent of the
Underlying Portfolio                           Diversified Growth Fund's Assets)
--------------------                           ---------------------------------
SIMT Large Cap Growth.....................................................15-30%
SIMT Large Cap Value......................................................15-30%
SIMT Small Cap Growth......................................................0-15%
SIMT Small Cap Value.......................................................0-15%
SIT International Equity..................................................10-25%
SIT Emerging Markets Equity................................................5-20%
SIMT Core Fixed Income.....................................................5-20%
SIMT High Yield Bond.......................................................0-15%
SIT International Fixed Income.............................................0-15%
SLAT Prime Obligation....................................................  0-30%

DIVERSIFIED U.S. STOCK FUND

The DIVERSIFIED U.S. STOCK FUND seeks to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration. In general, relative to the other Funds, the Diversified U.S. Stock Fund should offer investors the potential for a lower level of income and the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk. The Fund will invest in the following Underlying Portfolios within the percentage ranges set forth below:

                                                Investment Range (Percent of the
Underlying Portfolio                       Diversified U.S. Stock Fund's Assets)
--------------------                       -------------------------------------
SIMT Large Cap Growth.....................................................30-45%
SIMT Large Cap Value......................................................30-45%
SIMT Small Cap Growth......................................................5-20%
SIMT Small Cap Value.......................................................5-20%
SLAT Prime Obligation......................................................0-30%

GENERAL INVESTMENT
POLICIES OF THE FUNDS___________________________________________________________


The Funds will attempt to achieve their investment objectives by purchasing shares of the Underlying Portfolios within the percentage ranges set forth above. The SEC has issued an exemptive order to the Trust dated December 20, 1995 (the "Order"), permitting the Funds to acquire up to 100% of the Shares of any of the Underlying Portfolios under certain conditions. Absent this Order, the Investment Company Act of 1940 (the "1940 Act") would substantially limit the ability of the Funds and Underlying Portfolios to engage in these transactions.

          In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by the Adviser. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying Portfolios."

          In addition to purchasing shares of the Underlying Portfolios, the Funds may use futures contracts and options in order to remain effectively fully invested in proportions consistent with SFM's current asset allocation strategy in an efficient and cost effective manner. Specifically, each Fund may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets.


          Futures contracts and options may also be used to reallocate the Funds' assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading or to seek higher investment returns or simulate full investment when futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. While futures contracts and options can be used as leveraged instruments, the Funds will not use futures contracts or options to leverage their portfolios.

PORTFOLIO TURNOVER
OF THE FUNDS           _________________________________________________________

Each Fund's portfolio turnover rate (i.e., the rate at which the Fund buys and
                                     ----
sells shares of the Underlying Portfolios) is not expected to exceed 10%. Asset reallocation decisions typically will occur only once every quarter. However, if market conditions warrant, SFM may make more frequent reallocation decisions, which will result in a higher portfolio turnover rate. The Funds will purchase or sell shares of the Underlying Portfolios: (a) to accommodate purchases and redemptions of each Fund's shares; (b) in response to market or other economic conditions; and (c) to maintain or modify the allocation of each Fund's assets among the Underlying Portfolios within the percentage limits described above or as altered by SFM from time to time. It is important to note, however, that the Portfolio turnover rate of certain of the Underlying Portfolios (i.e., the rate
                                                                 ----
at which the Underlying Portfolios buy and sell securities), may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional tax consequences for shareholders (including the Funds).

RISK FACTORS
OF THE FUNDS            ________________________________________________________

Prospective investors in the Funds should consider the following factors:

 .         Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying Portfolios, this practice does not eliminate investment risk;

 .         Investing in the Underlying Portfolios through the Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Portfolios;

 .         Under certain circumstances, an Underlying Portfolio may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying Portfolio until the Adviser determines that it is appropriate to dispose of such securities;

 .         Certain Underlying Portfolios may: invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; and engage in various other investment practices. Further information about these investment policies and practices can be found under "Investment Objectives and Policies of the Underlying Portfolios" and "Description of Permitted Investments and Risk Factors of the Underlying Portfolios" in this Prospectus and in the Trust's Statement of Additional Information, and in the prospectuses of each of the Underlying Portfolios;

 .         The Diversified Growth Fund can invest as much as 15% of its assets in the SIMT High Yield Bond Portfolio. As a result, this Fund will be subject to the risks associated with high yield investing;




 .         Certain Funds invest at least 5% and can invest as much as 25% of their assets in the SIT International Fixed Income Portfolio, which invests primarily in foreign fixed-income securities. Certain other Funds invest at least 15% and can invest as much as 45% of their assets in Underlying Portfolios that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

 .         The officers and trustees of the Trust also serve as officers and trustees of the Underlying Trusts. In addition, the Adviser to each Fund serves as investment adviser to certain of the Underlying Portfolios. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities at both levels.




INVESTMENT LIMITATIONS
OF THE FUNDS            ________________________________________________________

The following investment limitations are fundamental for each Fund, and may not be changed without shareholder approval.

1.        Each Fund will concentrate its investments in mutual fund shares.


2. Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

Each Fund is subject to further fundamental and non-fundamental restrictions which are described in the Trust's Statement of Additional Information.


INVESTMENT GOALS OF
THE UNDERLYING
PORTFOLIOS              ________________________________________________________


The following table describes the investment goals of each Underlying Portfolio:

          UNDERLYING PORTFOLIO                                   INVESTMENT GOAL
          --------------------                                   ---------------
          SIMT Large Cap Growth................................Growth of Capital
          SIMT Large Cap Value......................Growth of Capital and Income
          SIMT Small Cap Growth.....................Aggressive Growth of Capital
          SIMT Small Cap Value...........Aggressive Growth of Capital and Income
          SIT International Equity.............................Growth of Capital
          SIT Emerging Markets Equity...............Aggressive Growth of Capital
          SIMT Core Fixed Income..........................................Income
          SIMT High Yield Bond.................................Aggressive Income
          SIT International Fixed Income..................................Income
          SLAT Prime Obligation..................................Price Stability

INVESTMENT OBJECTIVES AND
POLICIES OF THE
UNDERLYING PORTFOLIOS   ________________________________________________________

Set forth below are the investment objectives and policies that apply to the Underlying Portfolios. The investment objective of each Underlying Portfolio is a fundamental policy of that Portfolio, and may not be changed without approval of such Portfolio's shareholders, which may include the Fund. Certain general investment policies that apply to two or more of the Underlying Portfolios are set forth in the "General Investment Policies of the Underlying Portfolios" section, below. There can be no assurance that the Underlying Portfolios will achieve their respective investment objectives.


UNDERLYING EQUITY
-----------------
PORTFOLIOS
----------


SIMT LARGE CAP
GROWTH PORTFOLIO       The SIMT Large Cap Growth Portfolio seeks to provide
                       capital appreciation. Under normal market conditions, the
                       Portfolio will invest at least 65% of its total assets in
                       equity securities of large companies (i.e., companies
                       with market capitalizations of more than $1 billion)
                       which, in the advisers' opinion, possess significant
                       growth potential. Any remaining assets may be invested in
                       fixed income securities or in equity securities of
                       smaller companies that the Portfolio's advisers believe
                       are appropriate in light of the Portfolio's objective.
                       Equity securities include common stock, preferred stock,
                       warrants or rights to subscribe to common stock and, in
                       general, any security that is convertible into or
                       exchangeable for common stock. Fixed income securities
                       must be rated investment grade or better, i.e., rated at
                                                                 ----
                       least BBB by Standard & Poor's Corporation ("S&P") or
                       Baa by Moody's Investors Service, Inc. ("Moody's").




SIMT LARGE CAP
VALUE PORTFOLIO        The SIMT Large Cap Value Portfolio seeks to provide long-
                       term growth of capital and income. Under normal market
                       conditions, the Portfolio will invest at least 65% of its
                       total assets in a diversified portfolio of high quality,
                       income-producing common stocks of large companies (i.e.,
                                                                          ----
                       companies with market capitalizations of more than $1 billion) which, in the advisers' opinion, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects as well as industry outlook and market share. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Any remaining assets may be invested in investment grade fixed income securities.


SIMT SMALL CAP
GROWTH PORTFOLIO       The SIMT Small Cap Growth Portfolio seeks to provide
                       long-term capital appreciation. Under normal market
                       conditions, the Portfolio will invest at least 65% of its
                       total assets in the equity securities of smaller growth
                       companies (i.e.,companies with market capitalizations
                                  ----
                       of less than $1 billion) which, in the advisers' opinion, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The advisers will select companies that have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. The advisers also seek companies with strong company management and superior fundamental strength.

                              Small capitalization companies have the potential
                       to show earnings growth over time that is well above the growth rate of the overall economy. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

                              In order to meet liquidity needs, or for temporary
                       defensive purposes, the Portfolio may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better. Investment grade bonds include securities rated at least BBB by S&P or Baa by Moody's. Money market securities will only be purchased if they have been given one of the two top ratings by an NRSRO, or if not rated, determined to be of comparable quality by the Portfolio's advisers.

SIMT SMALL CAP
VALUE PORTFOLIO        The SIMT Small Cap Value Portfolio seeks to provide
                       capital appreciation. Under normal market conditions, the
                       Portfolio will invest at least 65% of its total assets in
                       the equity securities of smaller companies (i.e.,
                                                                   -----
                       companies with market capitalizations of less than $1
                       billion) which, in the advisers' opinion, have prices
                       that appear low relative to certain fundamental
                       characteristics such as earnings, book value, or return
                       on equity. Any remaining assets may be invested in fixed
                       income securities or equity securities of larger, more
                       established companies that the Portfolio's advisers
                       believe are appropriate in light of the Portfolio's
                       objective. Equity securities include common stock,
                       preferred stock, warrants and rights to subscribe to
                       common stock and, in general, any security that is
                       convertible into or exchangeable for common stock. Fixed
                       income securities must be rated investment grade or
                       better, i.e., rated at least BBB by S&P or Baa by
                               -----
                       Moody's.


SIT INTERNATIONAL
EQUITY PORTFOLIO       The SIT International Equity Portfolio seeks to provide
                       long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S.
                       issuers. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Portfolio may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Portfolio may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The
                       Portfolio may also invest in options on currencies.

                              Securities of non-U.S. issuers purchased by the
                       Portfolio may be purchased in foreign markets, on U.S. registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Portfolio will typically invest in equity securities listed on recognized foreign exchanges, but may also invest in securities traded in over-the-counter markets. The Portfolio expects its investments to emphasize both large and intermediate capitalization companies.

                              The Portfolio expects to be fully invested in its
                       primary investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps;

                       options on securities, non-U.S. indices and currencies; futures contracts, including stock index futures contracts; and options on futures contracts.

                              Permissible money market instruments include
                       securities issued or guaranteed by the United States Government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A or higher by S&P or Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long- and short-term debt instruments which are rated at the time of purchase A or higher by S&P or Moody's and which, with respect to such long-term debt instruments, are within 397 days of their maturity.

                              The Portfolio is also permitted to acquire
                       floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis and invest up to 10% of its total assets in illiquid securities. Although permitted to do so, the Portfolio does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

                              For temporary defensive purposes, when an adviser
                       determines that market conditions warrant, the Portfolio may invest up to 50% of its assets in the U.S. and non-U.S. money market instruments described above and other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or are determined by the advisers to be of comparable quality; may hold a portion of such assets in cash; and may invest in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase, or are determined by the advisers to be of comparable quality.


SIT EMERGING MARKETS
EQUITY PORTFOLIO       The SIT Emerging Markets Equity Portfolio seeks to
                       provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issues. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of emerging market issuers. Under normal market conditions, the Portfolio maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. For these purposes, the Portfolio defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Portfolio's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries: that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. In addition to its primary investments, described above, the Portfolio may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of emerging market companies.
                       Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

                              The Portfolio may invest in certain debt
                       securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

                              The Portfolio may invest up to 10% of its total
                       assets in illiquid securities. The Portfolio's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Portfolio's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Portfolio's advisers based on criteria approved by the Portfolio's Board of Trustees. To the extent these investments are deemed illiquid, the Portfolio's investment in them will be consistent with its 10% restriction on investment in illiquid securities.

                              The Portfolio may invest up to 10% of its total
                       assets in shares of other investment companies.

                              The Portfolio may invest in futures contracts and
                       purchase securities on a when-issued or delayed delivery basis. The Portfolio may also purchase and write options to buy or sell futures contracts.

                              For temporary defensive purposes, when the
                       advisers determine that market conditions warrant, the Portfolio may invest up to 20% of its total assets in the equity securities of companies constituting the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index").

                       These companies typically have larger average market capitalizations than the emerging market companies in which the Portfolio generally invests.

                              The Emerging Markets Equity Portfolio uses a
                       proprietary, quantitative asset allocation model created by its sub-adviser. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. The Portfolio invests in those countries that the advisers expect to have the highest risk/reward tradeoff when incorporated into a total portfolio context. The advisers attempt to construct a portfolio of emerging market investments that approximates the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research, publicly available information, and company visits.

                              The Portfolio's investments in emerging markets
                       can be considered speculative, and therefore may offer higher potential for gains and losses than developed markets of the world. With respect to any emerging country, there is the greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

UNDERLYING FIXED
----------------
INCOME PORTFOLIOS
-----------------

SIMT CORE FIXED
INCOME PORTFOLIO       The SIMT Core Fixed Income Portfolio seeks to provide
                       current income consistent with the preservation of
                       capital. Under normal market conditions, the Portfolio
                       will invests at least 65% of its total assets in fixed
                       income securities that are rated investment grade or
                       better, i.e., rated in one of the four highest rating
                               ----
                       categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Portfolio may invest consist of: (i) corporate bonds and debentures; (ii) obligations issued by the United States
                       Government, its agencies and instrumentalities; (iii) municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other
                       U.S. territories and possessions, consisting of municipal bond, municipal notes, tax-exempt commercial paper and municipal lease obligations; (iv) receipts involving U.S.
                       Treasury obligations; (v) mortgage-backed securities;
                       (vi) asset-backed securities; and (vii) zero coupon, pay-in-kind or deferred payment securities.

                              Any remaining assets may be invested in: (i)
                       interest-only and principal-only components of mortgage-backed securities; (ii) mortgage dollar rolls; (iii) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (iv) warrants; (v) money market securities; and (vi) Yankee obligations. In addition, the Portfolio may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures.

                              Duration is a measure of the expected life of a
                       fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider it a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

                            The Portfolio invests in a portfolio with a
                       dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

SIMT HIGH YIELD
BOND PORTFOLIO         The SIMT High Yield Bond Portfolio seeks to maximize
                       total return. Under normal market conditions, the
                       Portfolio will invest at least 65% of its total assets in
                       fixed-income securities that are rated below investment
                       grade (i.e., rated below the top four rating
                              ----
                       categories by an NRSRO at the time of
                       purchase), or, if not rated, are determined to be of comparable quality by the Portfolio's advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. The achievement of the Portfolio's investment objective may be more dependent on the advisers' own credit analysis than would be the case if the Portfolio invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Portfolio.

                              The Portfolio may invest in all types of fixed
                       income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities; (ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; and (iv) variable and floating rate instruments.

                              Any assets of the Portfolio not invested in the
                       fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks;
                       (iii) equity securities; (vi) investment grade fixed income securities; (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (viii) Yankee obligations. In addition, the Portfolio may purchase or write options, futures and options on futures. The advisers may vary the average maturity of the securities in the Portfolio without limit, and there is no restriction on the maturity of any individual security.


                              The securities purchased by the Portfolio may be
                       rated in the lowest rating category for fixed income securities. Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds are rated D by S&P when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ratings established by each NRSRO represents its opinions of the safety of principal and interest payments (and not the market risk) of bonds and other debt securities they undertake to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Portfolio's advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Portfolio.

                              RISK FACTORS RELATING TO INVESTING IN LOWER RATED
                       SECURITIES -- The High Yield Bond Portfolio may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely
                                ----
                       to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

                              The high yield market is relatively new and its
                       growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Portfolio may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

                              Lower rated or unrated debt obligations also
                       present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.


SIT INTERNATIONAL
FIXED INCOME
PORTFOLIO              The SIT International Fixed Income Portfolio seeks to
                       provide capital appreciation and current income through investment primarily in high quality, non-U.S. dollar denominated government and corporate fixed income securities or debt obligations. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in high quality foreign government and foreign corporate fixed income securities or debt obligations of issuers located in at least three countries other than the United States.

                              The fixed income securities in which the SIT
                       International Fixed Income Portfolio may invest are: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign corporations; (iv) convertible securities; and (v) fixed income securities issued by foreign banks or bank holding companies. All such investments will be in high quality securities denominated in various currencies, including the European Currency Unit. High quality securities are rated in one of the highest four rating categories by an NRSRO or, of comparable quality at the time of purchase as determined by the adviser.

                              Any remaining assets of the Portfolio will be
                       invested in any of the fixed income securities described above, obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), swaps, options and futures. The Portfolio may also purchase and write options to buy or sell futures contracts. The Portfolio also may enter into forward currency contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. Furthermore, although the Portfolio will concentrate its investments in relatively developed countries, the Portfolio may invest up to 5% of its assets in similar securities or debt obligations that are denominated in the currencies of developing countries and that are of comparable quality to such securities and debt obligations at the time of purchase as determined by the adviser.

                              There are no restrictions on the average maturity
                       of the securities held by the Portfolio or the maturity of any single instrument. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by the Portfolio is downgraded below the rating categories discussed above, the adviser will review the situation and take appropriate action with regard to the security.

                              The Portfolio is a non-diversified investment
                       company, as defined in the 1940 Act, which means that more than 5% of its assets may be invested in one or more issuers, although the adviser does not intend to invest more than 5% of its assets in any single issuer with the exception of securities which are issued or guaranteed by a national government. Since a relatively high percentage of assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of shares of the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Portfolio intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by limiting its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Portfolio's total assets is invested in the securities (other than U.S. Government Securities) of a single issuer and (b) at least 50% of the market value of the Portfolio's total assets is represented by (i) cash and cash items, (ii) U.S. Government Securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer.

                                 For temporary defensive purposes, when the
                       adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in U.S. dollar denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements. The Portfolio may hold a portion of its assets in cash for liquidity purposes.

   UNDERLYING MONEY
----------------
MARKET PORTFOLIO
----------------

SLAT PRIME
OBLIGATION PORTFOLIO   The SLAT Prime Obligation Portfolio seeks to preserve
                       principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests exclusively in: (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks that are members of the Federal Reserve System or the Federal
                       Deposit Insurance Corporation or savings and loan institutions, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements at the time of investment, provided that such obligations are rated in the top two short-term rating categories by two or more
                       NRSROs, or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the adviser to be of comparable quality;
                       (iii) short-term corporate obligations rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations or obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and
                       (vi) repurchase agreements involving any of the foregoing obligations.

                              The Portfolio may invest in restricted securities
                       and may invest up to 10% of its net assets in illiquid securities. Rule 144A Securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

                              The Portfolio may only purchase securities with a
                       remaining maturity of 365 days or less, and, as a matter of non-fundamental policy, will maintain a dollar-weighted average portfolio maturity of 90 days or less. An investment in the Portfolio is neither insured or guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

GENERAL INVESTMENT
POLICIES OF THE
UNDERLYING PORTFOLIOS      _____________________________________________________

Borrowing              Each Underlying Portfolio, except the SLAT Prime
                       Obligation Portfolio, may borrow money to meet redemptions for temporary or emergency purposes. A
                       Portfolio will not purchase securities while its borrowings exceed 5% of its total assets.

Common Stocks          Each Underlying Portfolio, except the SLAT Prime
                       Obligation, SIMT Core Fixed Income, SIMT High Yield Bond and SIT International Fixed Income Portfolios, will invest in common stocks; provided, however, that the Underlying Portfolios may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

Forward Foreign
Currency Contracts     The Underlying Portfolios, except the SIMT Core Fixed
                       Income, SIMT Large Cap Growth, SIMT Small Cap Growth,
                       SIMT Large Cap Value, SIMT Small Cap Value, and SLAT
                       Prime Obligation Portfolios may purchase forward foreign currency contracts.

Illiquid
Securities             Each Underlying Portfolio's investment in illiquid
                       securities will be limited to 15% of its net assets (10% with respect to the SLAT Prime Obligation, SIT
                       International Equity, SIT Emerging Markets Equity, and
                       SIT International Fixed Income Portfolios).

Investment Company
Securities             Each Underlying Portfolio, except the SLAT Prime
                       Obligation Portfolio, may purchase investment company securities, which will result in additional layering of expenses. However, there are legal limits on the amount of such securities that may be acquired by an Underlying
                       Portfolio. As a condition to the Order that was granted to the Trust by the SEC, no Underlying Portfolio in which a Fund invests may purchase: (i) more than 3 percent of the total outstanding voting securities of another registered investment company; (ii) securities issued by such investment company if such securities have an aggregate value of more than 5 percent of the total assets of such Underlying Portfolio; or (iii) securities issued by such investment company and all other investment companies if such securities have an aggregate value of more than 10 percent of the total assets of such Underlying Portfolio.

Investment Grade
Debt Securities        Each Underlying Portfolio, except the SLAT Prime
                       Obligation Portfolio, may invest in investment grade debt
                       securities. Interest payments and principal security for
                       securities rated in the fourth highest rating category
                       (i.e., BBB by S&P or Baa by Moody's) appear adequate
                        -----
                       for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

Money Market
Instruments            In order to meet liquidity needs or for temporary
                       defensive purposes, the Underlying Portfolios may hold cash reserves and invest in money market instruments
                       (including securities issued or guaranteed by the U.S.
                       Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the adviser to be of comparable quality at the time of purchase. To the extent any Underlying Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective.

Options and
Futures Each Underlying Portfolio, except the SLAT Prime Obligation Portfolio, may purchase or sell options, futures and options on futures. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange and government regulations which may restrict trading.

Securities
Lending Each Underlying Portfolio, except the SLAT Prime Obligation Portfolio, may lend its securities to qualified investors for the purpose of realizing additional income.



U.S. Dollar
Denominated
Securities of
Foreign Issuers        Each Underlying Portfolio, except the SLAT Prime
                       Obligation, SIMT Small Cap Growth, and SIMT Core
                       Fixed Income Portfolios, may invest in U.S. dollar denominated securities of foreign issuers, including
                       American Depositary Receipts that are traded on registered exchanges or listed on NASDAQ.


Warrants Consistent with any applicable state law limitations, each Underlying Portfolio, except the SLAT Prime Obligation, SIT International Fixed Income and SIT International Equity Portfolios, may purchase warrants in order to increase total return.

When-Issued and
Delayed-Delivery
Securities             The Underlying Portfolios may purchase securities on a
                       when-issued or delayed-delivery basis.


For additional information regarding the permitted investments of the Underlying Portfolios see the "Description of Permitted Investments and Risk Factors of the Underlying Portfolios" in this Prospectus, the Trust's Statement of Additional Information, the "Description of Permitted Investments and Risk Factors" in the Underlying Portfolios' Prospectuses and the "Description of Permitted Investments" in the Underlying Portfolios' Statements of Additional Information.

RISK FACTORS OF THE
UNDERLYING PORTFOLIOS      _____________________________________________________

From time to time, the Underlying Portfolios may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for its clients, including the Trust. These transactions may have a material effect on the Underlying Portfolios, since Underlying Portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying Portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Portfolios may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Underlying Portfolios to the extent it is consistent with pursuing the investment objectives of its asset allocation clients. The Adviser will monitor the impact of asset allocation decisions on the Underlying Portfolios and, where practicable, a Fund will, at any one time, only redeem shares of an Underlying Portfolio to reduce its allocation to that particular Portfolio in increments of up to 5% (e.g., from 20% to 15%), except where such redemptions are to meet Fund shareholder redemption requests. The Adviser will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients (including shareholders of the Funds) and the interests of the Underlying Portfolios.

FUNDAMENTAL LIMITATIONS
OF THE UNDERLYING
PORTFOLIOS                 _____________________________________________________

Each Underlying Portfolio, except the SIT International Fixed Income Fund, may not invest more than 5% of its assets in the securities of a single issuer. (This limitation applies to 75% of the assets of the SIMT and SIT Portfolios, and does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.)

          Each Underlying Portfolio may not purchase securities which would cause more than 25% of such Portfolio's assets to be invested in the securities of issuers conducting business in the same industry. (This limitation does not apply to investments in securities issued by the U.S. Government, its agencies or instrumentalities and, with respect to the SLAT Prime Obligation Portfolio, obligations of domestic banks.)

          The foregoing percentage limitations relating to the Underlying Portfolios' investment limitations will apply at the time of the purchase of the security by an Underlying Portfolio. Additional fundamental and non-fundamental investment limitations are set forth in the Underlying Portfolios' Prospectuses and Statements of Additional Information.

THE ADVISER AND MANAGER
OF THE FUNDS               _____________________________________________________

--------------------------------------------------------------------------------

[SYMBOL APPEARS HERE]

INVESTMENT ADVISER

A Fund's investment adviser manages the investment activities and is responsible for the performance of the Fund. The adviser executes investment strategies based on an assessment of economic and market conditions, and determines the appropriate allocation of the Fund's assets among the Underlying Portfolios.
--------------------------------------------------------------------------------

Under an Investment Advisory Agreement with the Trust, SEI Financial Management Corporation ("SFM" or the "Adviser") acts as the investment adviser to each Fund. Under the Agreement, the Adviser will provide its proprietary asset allocation services to the Funds, and will exercise investment discretion over the assets of the Funds. The Adviser will monitor the allocation of each Fund's assets, and will be responsible for supervising compliance with each Fund's fundamental investment objectives and policies. Although it is expected that each Fund will typically be fully invested in the Underlying Portfolios, the Adviser may, from time to time, direct the investment of each Fund's cash balances in money market securities or in other instruments, including stock or bond index futures and options thereon. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive this fee for the foreseeable future. This waiver may be terminated by the Adviser at any time in its sole discretion.

          Under an Administration Agreement with the Trust, SFM also provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel, and facilities, and acts as dividend disbursing agent and shareholder servicing agent. For these services to the Funds, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. SFM has agreed to waive its management fee for the foreseeable future. This waiver is voluntary and may be discontinued at any time in SFM's sole discretion.

     The Adviser is a wholly-owned subsidiary of SEI Corporation ("SEI"), a financial services company located in Wayne, Pennsylvania. The principal business address of the Adviser is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of the Adviser have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers and advice regarding asset allocation strategies. The Adviser currently serves as manager or administrator to more than 26 investment companies including more than 220 portfolios, which investment companies had more than $51 billion in assets as of September 30, 1996.

      Investment and asset allocation decisions for the Funds are made by a committee within SFM.

THE ADVISERS AND SUB-
ADVISERS TO THE UNDERLYING
PORTFOLIOS                 ____________________________________________________

Overview: The following table sets forth information regarding the advisers and sub-advisers to the Underlying Portfolios:

====================================================================================================
      UNDERLYING PORTFOLIO              INVESTMENT ADVISER                 SUB-ADVISER(S)
====================================================================================================
SIMT Large Cap Growth             SFM                           Alliance Capital Management, L.P.
                                                                IDS Advisory Group Inc.
----------------------------------------------------------------------------------------------------
SIMT Large Cap Value              SFM                           LSV Asset Management
                                                                Mellon Equity Associates
                                                                Merus-UCA Capital Management
----------------------------------------------------------------------------------------------------
SIMT Small Cap Growth             SFM                           Apodaca-Johnston Capital
                                                                  Management
                                                                Nicholas-Applegate Capital
                                                                  Management
                                                                Pilgrim Baxter & Associates, Ltd.
                                                                Wall Street Associates
----------------------------------------------------------------------------------------------------
SIMT Small Cap Value              SFM                           Boston Partners Asset Management,
                                                                  L.P.
                                                                1838 Investment Advisors, L.P.
----------------------------------------------------------------------------------------------------
SIT International Equity          SFM                           Acadian Asset Management, Inc.
                                                                Morgan Grenfell Investment
                                                                  Services, Ltd.
                                                                Schroder Capital Management
                                                                  International Ltd.
----------------------------------------------------------------------------------------------------
SIT Emerging Markets Equity       SFM                           Montgomery Asset Management,
                                                                L.P.
----------------------------------------------------------------------------------------------------
SIMT Core Fixed Income            SFM                           Western Asset Management
                                                                Company
                                                                Firstar Investment Research &
                                                                  Management Company
                                                                BlackRock Financial Management,
                                                                  Inc.
----------------------------------------------------------------------------------------------------
SIMT High Yield Bond              SFM                           BEA Associates
----------------------------------------------------------------------------------------------------
SIT International Fixed Income    Strategic Fixed Income, L.P.  None
----------------------------------------------------------------------------------------------------
SLAT Prime Obligation             Wellington Management Company None
====================================================================================================

The portfolio managers employed by the advisers and sub-advisers to the Underlying Portfolios are set forth in the Trust's Statement of Additional Information.


ADVISERS TO THE UNDERLYING PORTFOLIOS
-------------------------------------

SEI FINANCIAL
MANAGEMENT
CORPORATION            In addition to serving as the Trust's Adviser, SFM serves
                       as investment adviser to each Underlying Portfolio except the SIT International Fixed Income and SLAT Prime
                       Obligation Portfolios.

                              Under its advisory agreement with each Underlying
                       Portfolio for which it serves as investment adviser (an "Underlying SEI Portfolio"), the Adviser is authorized to make investment decisions for the assets of the Underlying SEI Portfolio, and to continuously review, supervise and administer the Underlying SEI Portfolio's investment program.

                              In addition, the Adviser has general oversight
                       responsibility for the investment sub-advisory services provided to the Underlying SEI Portfolios, including formulating investment policies and analyzing economic trends affecting the Underlying SEI Portfolios. The Adviser is also responsible, subject to the review and approval of the Trust's Board of Trustees, for setting each Underlying SEI Portfolio's overall investment strategy, managing the allocation of assets among the Underlying SEI Portfolio's sub-advisers, directing and evaluating the investment services provided by the sub-advisers, including their adherence to the investment objectives and policies and investment performance of each Underlying SEI Portfolio and determining when to hire or replace a sub-adviser. In accordance with these investment objective and policies, and under the supervision of the Adviser and the Trust's Board of Trustees, each sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of an Underlying SEI Portfolio. The Adviser and the sub-advisers are authorized to make investment decisions for the Underlying SEI Portfolios and place orders on behalf of the Underlying SEI Portfolios to effect the investment decisions made.

                              The Adviser has obtained an exemptive order from
                       the SEC that permits the Adviser, with the approval of the Underlying Trusts' Boards of Trustees, to retain sub-advisers for Underlying SEI Portfolios of SIMT and SIT without submitting the sub-advisory agreement to a vote of the Underlying SEI Portfolio's shareholders. The exemptive relief also permits the non-disclosure of amounts payable by the Adviser under such sub-advisory agreements. Under this exemptive order, if one of the sub-advisers is terminated or departs from an Underlying SEI Portfolio with multiple sub-advisers, the Underlying SEI Portfolio will handle such termination or departure in one of two ways. First, the Underlying SEI Portfolio may propose that a new sub-adviser be appointed to manage that portion of the Underlying SEI Portfolio's assets managed by the departing sub-adviser. In this case, the Underlying SEI Portfolio would be required to submit to the Underlying SEI Portfolio's shareholders the investment sub-advisory contract with the new sub-adviser. In the alternative, the Underlying SEI Portfolio may decide to allocate the departing sub-adviser's assets among the remaining sub-advisers. This allocation would not require a new investment sub-advisory contract, and consequently no shareholder approval would be necessary.

                              For its advisory services to the Underlying
                       Portfolios, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .40% of the average daily net assets of the SIMT Large Cap Growth Portfolio, .35% of the average daily net assets of the SIMT Large Cap Value Portfolio, .65% of the average daily net assets of the SIMT Small Cap Growth and Small Cap Value Portfolios, .475% of the average daily net assets of the SIT International Equity Portfolio, 1.05% of the average daily net assets of the SIT Emerging Markets Equity Portfolio, .275% of the average daily net assets of the SIMT Core Fixed Income Portfolio, and .4875% of the average daily net assets of the SIMT High Yield Bond Portfolio.


STRATEGIC FIXED
INCOME L.P.            Strategic Fixed Income L.P. ("SFI") acts as the
                       investment sub-adviser to the SIT International Fixed
                       Income Portfolio. SFI is a limited partnership formed in 1991 under the laws of the State of Delaware to manage multi-currency fixed income portfolios. The general partner of the firm is Kenneth Windheim and the limited partner is Strategic Investment Management ("SIM"). As of
                       __________________, 1995, SFI managed $____ billion of
                       client assets. Together, SFI and SIM managed over $____ billion in client assets as of that date. The principal address of SFI is 1001 Nineteenth Street North, 16th
                       Floor, Arlington, Virginia 22209.

                              SFI is entitled to a fee, which is calculated and
                       paid monthly, at an annual rate of .30% of the average daily net assets of the SIT International Fixed Income Portfolio. SFI has voluntarily agreed to waive all or a portion of its fee in order to limit the total operating expenses of the Portfolio. SFI reserves the right to terminate its voluntary fee waiver at any time in its sole discretion.

WELLINGTON MANAGEMENT
COMPANY Wellington Management Company ("WMC"), 75 State Street, Boston, Massachusetts 02109, serves as the investment adviser to the SLAT Prime Obligation Portfolio.

                              As of September 30, 1995, WMC had investment
                       management authority with respect to approximately $102.4 billion of assets. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. WMC's predecessor organizations have provided investment advisory services to investment companies since 1933, and to investment counseling clients since 1960. WMC is a Massachusetts general partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John B. Neff.

                              WMC is entitled to a fee, which is calculated
                       daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the various portfolios of SLAT up to $500 million, and .02% of such average daily net assets in excess of $500 million. Such fees are allocated daily among the various portfolios of SLAT on the basis of their relative net assets.


THE SUB-ADVISERS TO THE
-----------------------
UNDERLYING PORTFOLIOS
---------------------


ACADIAN ASSET
MANAGEMENT, INC.       Acadian Asset Management, Inc. ("Acadian") act as an
                       investment sub-adviser to the SIT International Equity
                       Portfolio pursuant to a sub-advisory agreement with the Adviser. In accordance with the Portfolio's investment objectives and policies and under the supervision of the Adviser and the Underlying Trust's Board of Trustees,
                       Acadian is responsible for the day-to-day investment management of the portion of the Portfolio assigned to it by the Board of Trustees and, with respect thereto, places orders on behalf of the Portfolio to effect the investment decisions made.

                              Acadian, a wholly-owned subsidiary of United Asset
                       Management Corporation, was founded in 1977, and manages approximately $2 billion in assets invested globally. Acadian's business address is 260 Franklin Street, Boston, Massachusetts 02110.

                              Acadian is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

ALLIANCE CAPITAL
MANAGEMENT L.P.        Alliance Capital Management L.P. ("Alliance Capital")
                       serves as investment sub-adviser to a portion of the assets of the SIMT Large Cap Growth Portfolio. Alliance is a registered investment adviser organized as a Delaware limited partnership which originated as Alliance
                       Capital Management Corporation in 1971. Alliance Capital
                       Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the
                       United States, is the general partner of Alliance. As of September 30, 1995, Alliance managed over $123 billion in assets. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

                              Alliance Capital is entitled to either a minimum
                       annual fee from the Adviser, or to a fee calculated on the basis of a percentage of the average monthly market value of the assets assigned to it. Alliance may waive all or a portion of its fee in order to limit the operating expenses of the Portfolio. Alliance reserves the right, in its sole discretion, to terminate any such voluntary fee waiver at any time.

APODACA-JOHNSTON
CAPITAL MANAGEMENT     Apodaca-Johnston Capital Management ("Apodaca")
                       serves as an investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth Portfolio. Apodaca is a California corporation with its principal address at 580 California Street, Suite 2200, San Francisco,
                       California 94014. Apodaca is owned equally by Scott
                       Johnson, Jerry C. Apodaca, Jr., and Jerry C. Apodaca, Sr.
                       Apodaca's predecessor was founded in 1985, and as of September 30, 1995, Apodaca has approximately $_________ million in assets under management. Apodaca's clients include individuals, pension and profit sharing plans, an endowment fund and an investment company portfolio.

                              Apodaca is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

BEA ASSOCIATES         Bea Associates ("BEA") serves as investment sub-adviser
                       to the SIMT High Yield Bond Portfolio. BEA is a general partnership organized under the laws of the State of New
                       York and, together with its
                       predecessor firms, has been engaged in the investment advisory business for over 50 years. BEA's principal offices are located at One Citicorp Center, 153 East 53rd
                       Street, New York, New York 10022. Credit Suisse Capital
                       Corporation ("CS Capital") is an 80% partner in BEA and Basic Appraisals, Inc., is a 20% partner in BEA. CS
                       Capital is a wholly-owned subsidiary of Credit Suisse
                       Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which, in turn, is a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic Appraisals, Inc. BEA is registered as an investment adviser under the Investment
                       Advisers Act of 1940, as amended.

                              BEA is a diversified asset manager, handling
                       global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1995, BEA managed approximately $28.6 billion in assets.

                              BEA is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.


BLACKROCK FINANCIAL
MANAGEMENT, INC.       BlackRock Financial Management, Inc. ("BlackRock") serves
                       as an investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income Portfolio. BlackRock, a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of September 30, 1995, BlackRock had $______ billion in assets under management. BlackRock is wholly-owned by PNC Asset
                       Management Group, Inc., a wholly-owned subsidiary of PNC
                       Bank, N.A. PNC Bank, N.A.'s ultimate parent is PNC Bank
                       Corp., One PNC Plaza, Pittsburgh, Pennsylvania 15265, a bank holding company. BlackRock provides investment advice to investment companies, trusts, charitable organizations, pension and profit sharing plans and government entities.

                              BlackRock is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.


BOSTON PARTNERS
ASSET MANAGEMENT,
L.P. Boston Partners Asset Management, L.P. ("Boston") serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Value Portfolio. Boston, a Delaware limited partnership, is a registered investment adviser with its principal business address at One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston's general partner, Boston Partners, Inc., One Financial Center, 43rd Floor, Boston, Massachusetts 02111, whose sole shareholder is Desmond J. Heathwood, Chief Investment Officer of Boston, owns approximately 20% of Boston's partnership interests. Boston was founded in April, 1995, and as of September 30, 1995, it had approximately $____ billion in assets under management. Boston's clients include corporations, endowments, foundations, pension and profit sharing plans and one other investment company.

                              Boston is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

1838 INVESTMENT
ADVISORS, L.P.         1838 Investment Advisors, L.P. ("1838") serves as
                       investment sub-adviser to a portion of the assets of the SIMT Small Cap Value Portfolio. 1838 is a Delaware limited partnership located at 100 Matsonford Road, Radnor, Pennsylvania. As of September 30, 1995, 1838 managed $3.5 billion in assets in large and small capitalization equity, fixed income and balanced account portfolios. Clients include corporate employee benefit plans, municipalities, endowments, foundations, jointly trusteed plans, insurance companies and wealthy individuals.

                              1838 is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

FIRSTAR INVESTMENT
RESEARCH &
MANAGEMENT COMPANY     Firstar Investment Research & Management Company
                       ("FIRMCO") serves as an investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income
                       Portfolio. FIRMCO is a registered investment adviser with its principal business address at 777 East Wisconsin
                       Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO was founded in 1986, and as of September 30, 1995, it had approximately $_____ billion in assets under management.
                       FIRMCO is a wholly-owned subsidiary of Firstar
                       Corporation, a bank holding company located at 777 East
                       Wisconsin Avenue, Milwaukee, Wisconsin 53202. FIRMCO's clients include pension and profit sharing plans, trusts and estates and one other investment company.

                              FIRMCO is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

IDS ADVISORY
GROUP INC.             IDS Advisory Group Inc. ("IDS") serves as investment sub-
                       adviser to a portion of the assets of the SIMT Large Cap
                       Growth Portfolio. IDS is a registered investment adviser and wholly-owned subsidiary of American Express Financial
                       Corporation. As of September 30, 1995, IDS managed over
                       $20.5 billion in assets, with $5 billion of this total in large capitalization growth domestic equities. IDS was founded in 1972 to manage tax-exempt assets for institutional clients. The principal business address of IDS is IDS Tower 10, Minneapolis, Minnesota 55440.

                              IDS is entitled to either a minimum annual fee
                       from the Adviser, or to a fee calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

LSV ASSET
MANAGEMENT             LSV Asset Management ("LSV") serves as investment sub-
                       adviser to a portion of the assets of the SIMT Large Cap
                       Value Portfolio. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of the Adviser owns a majority interest of LSV. The principal business address of LSV is 181 W. Madison
                       Avenue, Chicago, Illinois 60602.

                              LSV makes investment decisions based on a
                       quantitative computer model and, based on its ongoing research and statistical analysis, make adjustments to the model. Securities are identified for purchase or sale by the Portfolio based upon the computer model and defined variance tolerances. Purchases and sales are effected by LSV based upon the output from the model.


                              LSV is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.


MELLON EQUITY
ASSOCIATES             Mellon Equity Associates ("Mellon") serves as investment
                       sub-adviser to a portion of the assets of the SIMT Large
                       Cap Value Portfolio. Mellon is a Pennsylvania business trust founded in 1987, whose sole beneficiary is MBC
                       Investments Corporation, a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund and profit-sharing investment management markets, and is a registered investment adviser under the Investment Advisers Act of 1940. Mellon had discretionary management authority with respect to approximately $6.2 billion of assets as of September 30, 1995. Mellon's predecessor organization had managed domestic equity tax-exempt institutional accounts since 1947. The business address for Mellon is 500 Grant Street, Suite 3700,
                       Pittsburgh, Pennsylvania 15258.

                              Mellon is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.


MERUS-UCA CAPITAL
MANAGEMENT             Merus UCA Capital Management ("MERUS") serves as
                       investment sub-adviser to a portion of the assets of the SIMT Large Cap Value Portfolio. MERUS is a division of
                       Union Bank of California, N.A., and provides equity and fixed-income management services to a broad array of corporate and municipal clients. As of September 30, 1995, MERUS had discretionary management authority with respect to approximately $______ billion of assets. The principal business address of MERUS is 475 Sansome
                       Street, San Francisco, California 94111.

                              MERUS is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

MONTGOMERY ASSET
MANAGEMENT, L.P.       Montgomery Asset Management, L.P. ("MAM") acts as the
                       investment sub-adviser to the SIT Emerging Markets Equity
                       Portfolio. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Underlying Trust's Board of Trustees, MAM is responsible for the day-to-day investment management of the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made.

                              MAM is an independent affiliate of Montgomery
                       Securities, a San Francisco-based investment banking firm. As of _______________, 1995, MAM had approximately $____ billion in assets under management. MAM has over four years experience providing investment management services. The principal address of MAM is 600 Montgomery Street, San Francisco, CA 94111.

                              MAM is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

MORGAN GRENFELL
INVESTMENT SERVICES
LIMITED Morgan Grenfell Investment Services Limited ("MG") acts as the investment sub-adviser to the SIT International Equity Portfolio. MG, a subsidiary of Morgan Grenfell Asset Management Limited, managed over $____ billion in assets as of _________________, 1995. Morgan Grenfell Asset Management Limited, a wholly-owned subsidiary of Deutsche Bank, A.G., a German financial services conglomerate, managed over $____ billion in assets as of _________________, 1995. MG has over 11 years experience in managing international portfolios for North American clients. Morgan Grenfell Asset Management employs more than 15 European investment professionals. MG attempts to exploit perceived inefficiencies present in the European markets with original research and an emphasis on stock selection. The principal address of MG is 20 Finsbury Circus, London, England, EC2M 1NB.

                              MG is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

NICHOLAS-APPLEGATE
CAPITAL MANAGEMENT     Nicholas-Applegate Capital Management ("Nicholas-
                       Applegate") serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth Portfolio.
                       Nicholas-Applegate has operated as an investment adviser which provides investment services to employee benefit plans, endowments, foundations, other institutions and investment companies since April 20, 1987. As of September 30, 1995, Nicholas-Applegate had discretionary management authority with respect to approximately $13 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San
                       Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner Nicholas-Applegate Capital Management, Inc., a corporation owned by Arthur E. Nicholas.

                              Nicholas-Applegate is entitled to a fee from the
                       Adviser calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

PILGRIM BAXTER
& ASSOCIATES, LTD.     Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter")
                       serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth Portfolio. Pilgrim
                       Baxter is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset
                       Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston,
                       Massachusetts 02110. The Adviser currently has discretionary management authority with respect to approximately $6.5 billion in assets. In addition to advising the Portfolio, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts and estates, and other investment companies. The principal business address of the Adviser is 1255
                       Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.


                              Pilgrim Baxter is entitled to a fee from the
                       Adviser calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

SCHRODER CAPITAL
MANAGEMENT
INTERNATIONAL LIMITED  Schroder Capital Management International Limited ("SC")
                       acts as the investment sub-adviser to the SIT International Equity Portfolio. SC was founded in January, 1989 and is a wholly-owned indirect subsidiary of Schroders plc, the holding company parent of an investment banking and investment management group of companies (the "Schroder Group"). The investment management operations of the Schroder Group are located in 17 countries worldwide, including seven in Asia. As of ___________, 1995, the Schroder Group had over $____ billion in assets under management. As of that date, SC had over $___ billion in assets under management.

                              The Schroder Group has research resources
                       throughout the Asian region, consisting of offices in Tokyo, Hong Kong, Singapore, Kuala Lumpur, Seoul, Taipei and Jakarta, staffed by 38 investment professionals. SC's investment process emphasizes individual stock selection and company research conducted by professionals at each local office which is integrated into SC's global research network by the manager of research in London. The principal address of SC is 33 Gutter Lane, London EC2V 8AS, England.

                              SC is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.



WALL STREET
ASSOCIATES             Wall Street Associates ("WSA") serves as investment sub-
                       adviser to a portion of the assets of the SIMT Small Cap
                       Growth Portfolio. WSA is organized as a corporation with its principal business address at 1200 Prospect Street, Suite 100, La Jolla, California 92037. WSA was founded in
                       1987, and as of September 30, 1995, had approximately
                       $____ million in assets under management. WSA is owned equally by William Jeffrey III, Kenneth F. McCain, and
                       Richard S. Coons. WSA provides investment advisory services for institutional clients, an investment partnership for which it serves as general partner, a group trust, for which it serves as sole investment manager, and an offshore fund for foreign investors for which it serves as the sole investment manager.

                              WSA is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.

WESTERN ASSET
MANAGEMENT COMPANY     Western Asset Management Company ("Western") serves as an
                       investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income Portfolio. Western is located at
                       117 East Colorado Boulevard, Pasadena, California 91105, and is a wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971, and specializes in the management of fixed income portfolios. As of September 30, 1995, Western managed approximately $12 billion in client assets, including $2 billion of investment company assets.

                              Western is entitled to a fee from the Adviser
                       calculated on the basis of a percentage of the average monthly market value of the assets assigned to it.


TRANSFER AGENT           _____________________________________________________


The Trust and DST Systems, Inc. (the "Transfer Agent"), 210 West 10th Street, Kansas, City, Missouri 64105, have entered into a transfer agent agreement with respect to the Trust's Class A and D shares.

DISTRIBUTION

OF FUND SHARES             _____________________________________________________

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and shareholder service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act.

          The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

          The distribution-related payments may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of recordkeeping and other distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of the Fund Shares.

          The service fees payable to the Distributor may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Such shareholder services may include: telephone service to shareholders, including acceptance of telephone inquiries and transaction requests; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by check, Federal Reserve wire or Automatic Clearing House payment. In addition, Distributor shall perform or supervise the performance by others of other shareholder services in connection with the operations of the applicable Funds, as agreed from time to time.

          Payments under the Class D Plan are not tied exclusively to the expenses for distribution or shareholder servicing activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan.

          Periodically, the Distributor may waive a portion of the fees payable to it under the Class D Plan in order to keep within certain sales charge limits imposed by the Trust's SEC Order. Specifically, any Fund's distribution/shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata portion of any shareholder servicing fees paid by any
           --- ----
Underlying Portfolio in which the Fund invests.

          It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

          The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all shares of the Funds and also will be offered uniformly to all dealers, predicated upon the amount of shares of the Funds sold by such dealer.

PERFORMANCE                _____________________________________________________

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

          The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis or an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

          A Fund may periodically compare its performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

          The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

          For each Portfolio, the performance of Class A Shares will normally be higher than the performance of the Class D shares of that Portfolio because of the additional distribution, shareholder servicing and transfer agent expenses charged to Class D Shares.

TAXES                      _____________________________________________________


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[Symbol appears here]

 TAXES
 You must pay taxes on your Fund's earnings, whether you take your payments in cash or additional shares.
--------------------------------------------------------------------------------

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local tax treatment of the Funds or their shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

          For tax-deferred retirement accounts (such as Individual Retirement Accounts or other retirement plans), dividend and capital gains distributions from the Funds must be reinvested in additional shares. Only when you are over 59 1/2 years old can you receive distributions in cash. For regular investment accounts, dividend and capital gains distributions may be reinvested in additional shares or received in cash. See "General Information - Dividends."


          IRAs or other tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gains distributions from the Funds or redemption of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from the plans. You should consult with a tax professional on the specific rules governing your own tax-deferred arrangement. There are varying restrictions imposed by the Internal Revenue Service on eligibility, contributions and withdrawals, depending on the type of tax-deferred account you have selected. The rules governing tax-deferred retirement plans are complex, and failure to comply with the IRS's rules and regulations governing your type of plan may result in a substantial cost to you, including the loss of tax advantages and the imposition of additional taxes and penalties by the IRS.

Tax Status
of the Funds           Each Fund is treated as a separate entity for federal
                       income tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Code, so as to be relieved of federal income tax on net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital losses) distributed to shareholders.

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[Symbol appears here]

 DISTRIBUTIONS: A Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains distributions occur when the Fund's investments are sold for more than their original purchase price.
--------------------------------------------------------------------------------

Tax Status
of Distributions       Each Fund will distribute substantially all of its net
                       investment income (including net short-term capital gains) and net capital gain to shareholders. Dividends from a Fund's net investment income will be taxable to its shareholders as ordinary income, whether received in cash or in additional shares, to the extent of the Fund's earnings and profits. Dividends from a Fund's net investment income will qualify for the dividends received deduction for corporate shareholders to the extent such dividends are derived from dividends paid by Underlying
                       Portfolios that qualify for such deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains regardless of how long the shareholders have held shares or whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs. Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if paid by the Fund at any time during the following January.

                              Investment income received by the Funds from
                       sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat shareholders as having paid their proportionate share of such taxes for foreign tax credit purposes.

                              Each sale, exchange, or redemption of a Fund's
                       shares is a taxable transaction to the shareholder.

PURCHASE AND REDEMPTION OF SHARES       ________________________________________

The Funds have been designed primarily for tax-advantaged retirement and other long-term investment and savings accounts. Class A Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor, SEI Financial Services Company. Class D Shares may be purchased through the Distributor or through financial institutions, broker-dealers, or other organizations which have established a dealer agreement or other arrangement with SEI Financial Services Company ("Intermediaries"). This section describes the purchase, exchange and redemption services available to investors. Please note that the services available will vary depending upon the class of shares in which you are investing and the Intermediary, if any, through which you are purchasing shares of the Trust.

--------------------------------------------------------------------------------

[Symbol appears here]

 BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN:

               .    The account number and portfolio name are shown

               . The amount of the transaction is specified in dollars or shares

               . Signatures of all owners appear exactly as they are registered on the account

               . Any required signature guarantees (if applicable) are included

               .    Other supporting legal documents (as necessary) are present

--------------------------------------------------------------------------------

Purchasing Shares
Through Intermediaries
and Retirement
Accounts Financial institutions may acquire Class A Shares of the Funds for their own account or as record owner on behalf of fiduciary agency or custody accounts by placing orders with the Transfer Agent. Class D shares of the Funds may be purchased through Intermediaries which provide various levels of shareholder services to their customers. Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares.

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[Symbol appears here]

 WHAT IS AN INTERMEDIARY?: Any entity, such as a bank, broker-dealer, other financial institution, association or organization which has entered into an arrangement with the Distributor to sell Class D Shares to its customers.
--------------------------------------------------------------------------------

                       Both Class A and Class D shares are offered to tax-advantaged retirement accounts. If you are investing in a Fund through an IRA, 401(k) or other retirement plan, you should contract your plan sponsor for the services and procedures which pertain to your account.

                       State securities laws may require financial institutions and Intermediaries purchasing shares for their customers to register as dealers pursuant to state laws. To allow for processing and transmittal of orders to the Transfer Agent on the same day, financial institutions and Intermediaries may impose earlier cut-off times for receipt of purchase orders directed through them. Certain financial institutions and Intermediaries may charge separate customer account fees. Information concerning shareholder services and any charges will be provided to the customer by the Intermediary.

                       The shares you purchase through an Intermediary may be held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

GENERAL INFORMATION
Business Days          You may buy, sell or exchange shares on days on which the
                       New York Stock Exchange is open for business (a "Business
                       Day"). Shares of the Funds are offered only to residents of states in which the shares are eligible for purchase.


                       Class D purchase, exchange and redemption requests received in "good order" will be effective as of the Business Day received by the Transfer Agent as long as the Transfer Agent receives the order and, in the case of a purchase request, payment before 4:00 p.m. Eastern time. Otherwise the purchase will be effective when payment is received.

                       Class A investors who desire to purchase or redeem shares for cash must place their orders with the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day for the order to be accepted on that Business Day. Generally, cash investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the day the order is placed.

Net Asset Value        An order to buy shares will be executed at a per share
                       price equal to the net asset value next determined after the receipt of the purchase order by the Transfer Agent.
                       No certificates representing shares will be issued.

                       An order to sell shares will be executed at the net asset value per share next determined after receipt and effectiveness of a request for redemption in good order. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m. Eastern time) on any Business Day. Payment to shareholders for shares redeemed will be made within 7 days after receipt by the Transfer Agent of the redemption order.

                       At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, redemption proceeds will be forwarded upon collection of payment for the shares; collection of payment may take 10 or more days. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


How the Net Asset
Value is Determined    The net asset value per share of each Fund is determined
                       by dividing the total market value of such Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of that

                       Fund. The assets of each Fund consist primarily of shares of the Underlying Portfolios, which are valued at their respective net asset values. The Underlying Portfolios value their portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. An Underlying Portfolio may also use a pricing service to obtain the last sale price of each equity or fixed income security held in its portfolio. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m. Eastern time) on each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Although the methodology and procedures for determining net asset value per share are identical for both Classes of a Fund, the net asset value per share of one Class may differ from that of another Class because of the different distribution and shareholder servicing fees charged to each Class.

Minimum Investments    The Class A shares are not subject to a minimum initial
                       investment.

                       The minimum initial investment in a Fund's Class D shares is $1,000, however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $100 ($25 for payroll deductions authorized pursuant to pre-approved payroll deduction plans).

                       With respect to both Class A and Class D shares, the Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such order. In addition, because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

Maintaining a
Minimum Account
Balance Due to the relatively high cost of handling small investments, a Fund reserves the right to redeem, at net asset value, the Class D Shares any shareholder if, because of redemptions of shares by or on behalf of the shareholder, the account of such shareholder in a Fund has a value of less than $1,000, the minimum initial purchase amount. According, an investor purchasing shares of a Fund in only the minimum investment amount may be subject ot such involuntary redemption if he or she thereafter redeems any of these shares. Before a Fund exercises its right to redeem such shares and to send the proceeds to the shareholder, the shareholder will be given notice that the value of the shares in his or her account is less than the minimum account and will allowed 60 days to make an additional investment in a Fund in an amount that will increase the value of the account to at least $1,000. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

HOW TO PURCHASE SHARES
THROUGH THE TRANSFER AGENT
Opening an Account     Account Application forms may be obtained by calling 1-
                       800-342-5734.

By Mail                Class A Shares may not be purchased by mail.

                       Class D Shares by mailing a completed application and a check (or other negotiable bank instrument or money order) payable to "Class D Shares (Fund Name)." If you send a check that does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred by the Funds.

By Telephone           Class A Shares may be purchased by telephone. To buy
                       shares by telephone call toll free at 1-800-342-5734.


                       Class D Shares may not be purchased by telephone.

By Fed Wire            Both Class A and Class D Shares may be purchased by Fed
                       Wire. To buy shares by Fed Wire call toll free at 1-800-
                       342-5734.

Automatic Investment
Plan ("AIP")           Class A Shares may not be purchased through an Automatic
                       Investment Plan.

                       Class D Shares may be purchased systematically through deductions from your checking or savings accounts, provided these accounts are maintained through banks which are part of the Automated Clearing House ("ACH") system. You may purchase shares on a fixed schedule (semi-monthly or monthly) with amounts as low as $25, or as high as $100,000. The AIP enables you to achieve dollar-cost averaging with respect to investments in Funds with fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Through the AIP, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The AIP is subject to account minimum initial purchase amounts and minimum maintained balance requirements.

HOW TO EXCHANGE SHARES
THROUGH THE TRANSFER AGENT

                       Exchange privileges apply only to Class D Shares of the Funds. They are not available to Class A Shares.

--------------------------------------------------------------------------------

[Symbol appears here]

 HOW DOES AN EXCHANGE TAKE PLACE? When making an exchange, you authorize the sale of your shares of one or more Funds in order to purchase the shares of another Fund. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in a taxable gain or loss.
--------------------------------------------------------------------------------

When Can You
Exchange Shares?       Once good payment for your shares has been received and
                       accepted (i.e., an account has been established), you may exchange some or all of your shares of a Fund for Class D
                       Shares of the other Funds. Exchanges are made at net asset value.

                       The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

Requesting an
Exchange of Shares     To request an exchange, you must provide proper
                       instructions in writing to the Transfer Agent. Telephone exchanges will also be accepted if you previously elected this option on your account application.

                       In the case of shares held "of record" by an Intermediary but beneficially owned by you, you should contact the Intermediary who will contact the Transfer Agent and effect the exchange on your behalf.

                       If an exchange request is for Class D Shares of a Fund whose net asset value is calculated as of a time earlier than 4:00 p.m. Eastern time, the exchange request will not be effective until the next Business Day. Anyone who wishes to make an exchange must have received a current prospectus of the Fund into which the exchange is being made before the exchange will be effected.

Exchange Privilege
Limitations            The Funds' exchange privileges are not intended to afford
                       shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust reserves the right to limit the amount of or reject any exchange, as deemed necessary by SFM, at any time.

HOW TO SELL SHARES
THROUGH THE TRANSFER AGENT
BY MAIL                Class A shares may not be sold by mail.

                       To sell your Class D shares, a written request for redemption in good order must be received by the Transfer Agent. Valid written redemption requests will be effective on receipt. All shareholders of record must sign the redemption request.

                       For information about the proper form of redemption request, call 1-800-342-5734. You may also have the proceeds mailed to an address of record designated on the Account Application or specified by written instruction to the Transfer Agent.

                       The Transfer Agent may require that the signatures on the written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the shareholder(s) address of record. The Trust and the Transfer Agent reserve the right to amend these requirements without notice.

--------------------------------------------------------------------------------

[Symbol appears here]

 WHAT IS A SIGNATURE GUARANTEE?
 A signature guarantee verifies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
--------------------------------------------------------------------------------

By Telephone or
By Wire Both Class A and Class D Shares may be sold by telephone if you previously elected that option on the Account Application. You may have the proceeds mailed to the address of record, wired or sent by ACH to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid telephone request for redemption. Wire redemption requests may be made by calling 1-800-342-5734. Class D Shares are subject to a wire redemption charge (presently $10.00) which will be subtracted from the amount of the redemption.

                       Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.

Systematic Withdrawal
Plan ("SWP")           Systematic Withdrawal Plans may not be established for
                       Class A accounts.

                       You may establish a systematic withdrawal plan for a Class D account with a $10,000 minimum balance. Under the plan, redemptions can be automatically processed from accounts (monthly, quarterly, semi-annually or annually) by check or by ACH wire with a minimum redemption amount of $50. Please note that if withdrawals exceed income dividends, your invested principal in the account will be depleted.

                       Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Additional
Considerations For
IRAs or Other
Retirement Accounts    You may withdraw any portion of the funds in your account
                       by redeeming shares at any time. For a regular investment account in the Funds, you may initiate a request by writing or by telephoning. For an IRA or other tax-deferred account, you must make your redemption request in writing. Your redemption proceeds are normally mailed within two business days after the receipt of the request in good order.

                              If you invest in the Funds through an IRA or other
                       tax-deferred retirement plan, you should be aware that any distributions personally received by you prior to age 59 1/2 are generally subject to a 10% penalty tax, as well as ordinary income taxes. To avoid the 10% penalty, you must generally roll over your distribution to another IRA or qualified plan within 60 days. In contrast, distributions paid directly to your plan will not be subject to this penalty tax.
GENERAL INFORMATION        _____________________________________________________

The Trust              The Trust was organized as a Massachusetts business trust
                       under a Declaration of Trust dated November 20, 1995. The
                       Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. Shareholders may purchase shares in each Fund through two separate classes of shares: Class A Shares and Class D Shares, which provide for variations in distribution, shareholder servicing and transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Management Corporation, 680 East
                       Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

                              The Trust pays its expenses, including fees of its
                       service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of
the Trust              The management and affairs of the Trust are supervised by
                       the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights          Each share held entitles the shareholder of record to one
                       vote. Each portfolio of the Trust will vote separately on matters relating solely to that portfolio. Each class will vote separately on matters pertaining to its distribution plan. Each Fund will vote its Underlying
                       Portfolio shares in proportion to the votes of all other shareholders of each respective Underlying Portfolio.


                              As a Massachusetts business trust, the Trust is
                       not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting              The Trust issues unaudited financial information semi-
                       annually and audited financial statements annually. The
                       Trust furnishes proxy statements and other reports to shareholders of record.

Shareholder
Inquiries              Class A shareholder inquiries should be directed to SEI
                       Financial Management Corporation, 680 East Swedesford
                       Road, Wayne, Pennsylvania 19087-1658. Class D shareholder inquiries should be directed to DST Systems, Inc., P.O.
                       Box 419240, Kansas City, Missouri 64141-6240.

Dividends              Substantially all of the net investment income (exclusive
                       of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually.

                              Shareholders automatically receive all income
                       dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Adviser at least 15 days prior to the distribution.

                              Dividends and capital gains of each Fund are paid
                       on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for dividend or capital gains distributions, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                              The dividends on Class D Shares will normally be
                       lower than on Class A Shares of a Fund because of the additional distribution, shareholder servicing and transfer agent expenses charged to Class D Shares.

Counsel and
Independent
Accountants            Morgan, Lewis & Bockius LLP serve as counsel to the
                       Trust. Price Waterhouse LLP serve as the independent public accountants of the Trust.

Custodian
and Wire Agent         SFM, which serves as transfer agent for the Underlying
                       Portfolios, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying
                       Portfolios. CoreStates Bank, N.A., Broad and Chestnut
                       Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as Custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS
OF THE UNDERLYING
PORTFOLIOS                 _____________________________________________________

The following is a brief description of the permitted investment practices for the Underlying Portfolios, and the associated risk factors:


American Depositary
Receipts ("ADRs"),
Continental Depositary
Receipts ("CDRs"),
European Depositary
Receipts ("EDRs")
and Global
Depositary Receipts
("GDRs") ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence similar ownership.

Asset-Backed
Securities             Asset-backed securities are securities secured by non-
                       mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.
                       Such securities also may be debt obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Convertible
Securities             Convertible securities are corporate securities that are
                       exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand
Instruments            Demand instruments are instruments which may involve a
                       conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. They may include variable amount master demand notes.

Derivatives            Derivatives are securities that derive their value from
                       other securities. The following are considered derivative
                       securities: options on futures, futures, options (e.g.,
                                                                         -----
                       puts and calls), swap agreements, mortgage-backed
                       securities and forward commitments, floating and variable
                       rate securities, convertible securities, "stripped" U.S.
                       Treasury securities (e.g., Receipts and STRIPs),
                                            -----
                       privately issued stripped securities (e.g., TGRs, TRs and
                                                             -----
                       CATS).


Equity
Securities             Equity securities represent ownership interests in a
                       company or corporation and consist of common stock, preferred stock, warrants and rights to subscribe to common stock and in general, any security that is convertible into or exchangeable for common stock.
                       Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Fixed Income
Securities             Fixed income securities are debt obligations issued by
                       corporations, municipalities and other borrowers. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

                              The Portfolios may invest in securities rated in
                       the fourth highest category by an NRSRO; such securities, while still investment grade, are considered to have speculative characteristics. The SIMT High Yield Bond Fund must invest at least 65%, and the SIT Emerging Markets Equity Portfolio may invest, up to 5% of its net assets in securities rated lower than investment grade. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth.


Forward Foreign
Currency
Contracts              A forward contract involves an obligation to purchase or
                       sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Portfolio may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.


Futures Contracts
and Options
on Futures
Contracts              Futures contracts provide for the future sale by one
                       party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A
                       Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Portfolio will only sell covered futures contracts and options on futures contracts.

                              Stock and bond index futures are futures contracts
                       for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

                              Stock and bond index futures contracts are
                       bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

                              No price is paid upon entering into futures
                       contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

                              Eurodollar instruments are U.S. dollar-denominated
                       futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.


                              There are risks associated with these activities,
                       including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

                              A Portfolio may enter into futures contracts and
                       options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Portfolio's net assets. A Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

                              In order to avoid leveraging and related risks,
                       when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Illiquid
Securities             Illiquid securities are securities that cannot be
                       disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, when there is no secondary market for such security and repurchase agreements with durations over seven days in length.

Money Market
Instruments            Money market securities are high-quality, dollar-
                       denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury
                       Obligations and instrumentalities of the U.S. Government;
                       (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial papers; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed
Securities
                       Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

                              Government Pass-Through Securities.  These are
                              ----------------------------------
                       securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

                              Private Pass-Through Securities.  These are
                              -------------------------------
                       mortgage-backed securities issued by a non-governmental entity, such as a trust or corporate entity. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

                              Collateralized Mortgage Obligations ("CMOs").  CMs
                              --------------------------------------------
                       are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

                              Parallel Pay Securities; PAC Bonds.  Parallel pay
                              ----------------------------------
                       CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

                              REMICs.  A REMIC is a CMO that qualifies for
                              ------
                       special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

                              Stripped Mortgage-Backed Securities ("SMBs").
                              --------------------------------------------
                       SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs.

                              Risk Factors.  Due to the possibility of
                              ------------
                       prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

Mortgage Dollar
Rolls Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Portfolio being paid a fee as consideration for entering into the commitment to purchase.

Municipal
Securities             Municipal securities consist of (i) debt obligations
                       issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.


Obligations of
Supranational
Entities Obligations of supranational entities are obligations of entities established through the joint participation of several governments and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.


Options A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.


                              A Portfolio may purchase put and call options to
                       protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. A Portfolio purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

                              A Portfolio may write covered call options as a
                       means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realized as profit the premium received for such option. When a call option written by a Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

                              A Portfolio may purchase and write options on an
                       exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

                              A Portfolio may purchase and write put and call
                       options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Portfolio, the Portfolio will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

                              A Portfolio may purchase and write put and call
                       options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of a Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

                              All options written on indices must be covered.
                       When a Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid, high grade debt securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

                              Risk Factors: Risks associated with options
                              -------------
                       transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


Receipts Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying Permitted Investments. See also "Taxes."

REITs REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Repurchase
Agreements             Repurchase agreements are agreements by which a Portfolio
                       obtains a security and simultaneously commits to return the security to the seller at an agreed upon price
                       (including principal and interest) on an agreed upon date within a number of days from the date of purchase.
                       Repurchase agreements are considered loans under the 1940
                       Act.

Securities
Lending In order to generate additional income, a Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.


Securities of
Foreign Issuers        There are certain risks connected with investing in
                       foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S.
                       securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S.
                       dollars, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Portfolio.
                       Furthermore, emerging market countries may have less stable political environments than more developed countries. Also it may be more difficult to obtain a judgment in a court outside the United States.

Short Sales            A Portfolio may sell securities short against the box. A
                       short sale is "against the box" if at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Swaps, Caps,
Floors and
Collars Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date.

                              In a typical cap or floor agreement, one party
                       agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate collar combines elements of buying a cap and selling a floor.

                              Swaps, Caps, Floors and Collars are sophisticated
                       hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, these instruments can be highly volatile and have a considerable impact on a Portfolio's performance.

U.S. Government
Agency
Obligations            Obligations issued or guaranteed by agencies of the U.S.
                       Government, including, among others, the Federal Farm
                       Credit Bank, the Federal Housing Administration and the
                       Small Business Administration, and obligations issued or
                       guaranteed by instrumentalities of the U.S. Government,
                       including, among others, the Federal Home Loan Mortgage
                       Corporation, the Federal Land Banks and the U.S. Postal
                       Service. Some of these securities are supported by the
                       full faith and credit of the U.S. Treasury (e.g.,
                                                                   -----
                       Government National Mortgage Association securities), and
                       others are supported by the right of the issuer to borrow
                       from the Treasury (e.g., Federal Farm Credit Bank
                                          -----
                       securities), while still others are supported only by the
                       credit of the instrumentality (e.g., Federal National
                                                      -----
                       Mortgage Association securities).

U.S. Treasury
Obligations            U.S. Treasury obligations consist of bills, notes and
                       bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered
                       Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.
                       STRIPS are sold as zero coupon securities.

U.S. Treasury
Receipts U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

Variable and
Floating Rate
Instruments            Certain obligations may carry variable or floating rates
                       of interest, may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.

Warrants Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

When-Issued
and Delayed
Delivery
Securities             When-issued or delayed delivery transactions involve the
                       purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment.

Yankee
Obligations            Yankee obligations ("Yankees") are U.S. dollar-
                       denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue under Rule 144A of the Securities Exchange Act of 1933, as amended. These consist of debt securities
                       (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

Zero Coupon, Pay-
In-Kind and
Deferred Payment
Securities             Zero coupon securities are securities that are sold at a
                       discount to par value and securities on which interest payments are not made during the life of the security.
                       Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually.
                       Because a Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Portfolio will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions that comparably rated securities paying cash interest at regular interest payment periods.

Additional information on other permitted investments can be found in the Trust's Statement of Additional Information and in the Underlying Portfolios' Prospectuses and Statements of Additional Information.

SEI ASSET ALLOCATION TRUST

          INVESTMENT ADVISER, MANAGER AND SHAREHOLDER SERVICING AGENT:
                 SEI FINANCIAL MANAGEMENT CORPORATION

          DISTRIBUTOR:
                 SEI FINANCIAL SERVICES COMPANY



This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust's Prospectus dated April 1, 1996. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Financial Services Company, at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


                       TABLE OF CONTENTS
The Trust...........................................................  S-2
Description of Permitted Investments of the
 Underlying Portfolios..............................................  S-2
Investment Limitations of the Funds................................. S-11
Investment Limitations of the Underlying
 Portfolios......................................................... S-13
The Manager and Shareholder Servicing Agent......................... S-17
The Investment Adviser to the Funds................................. S-18
The Advisers and Sub-Advisers
 To the Underlying Portfolios....................................... S-18
Portfolio Managers of the Underlying Portfolios......................S-21
Distribution........................................................ S-19
Trustees and Officers of the Trust.................................. S-19
Performance......................................................... S-21
Purchase and Redemption of Shares................................... S-21
Shareholder Services................................................ S-22
Taxes............................................................... S-23
Portfolio Transactions.............................................. S-24
Description of Shares............................................... S-25
Limitation of Trustees' Liability................................... S-25
Voting.............................................................. S-26
Shareholder Liability............................................... S-26
Experts..............................................................S-30
Financial Statements.................................................S-30


April 1, 1996

THE TRUST

SEI Asset Allocation (the "Trust") is an open-end management investment company that currently consists of the following five separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Growth Fund, and Diversified U.S. Stock Fund. The Funds invest in shares of certain portfolios (the "Underlying Portfolios") of SEI Liquid Asset Trust ("SLAT"), SEI Institutional Managed Trust ("SIMT") and SEI International Trust ("SIT"), each of which is managed by SEI Financial Management Corporation ("SFM"), the Trust's investment adviser and manager. (Together, SLAT, SIMT and SIT are "Underlying Trusts.") The Funds may invest in the following Underlying
Portfolios: SIMT Large Cap Growth Portfolio, SIMT Large Cap Value Portfolio, SIMT Small Cap Growth Portfolio, SIMT Small Cap Value Portfolio, SIT International Equity Portfolio, SIT Emerging Markets Equity Portfolio, SIMT Core Fixed Income Portfolio, SIMT High Yield Bond Portfolio, SIT International Fixed Income Portfolio and SLAT Prime Obligation Portfolio.

The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A shares and Class D shares pertaining to sales charges, distribution, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that Fund with each other share of that Portfolio.

This Statement of Additional Information relates to the following Funds:
Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Growth Fund and Diversified U.S. Stock Fund. Shareholders may purchase shares in the Funds through two separate classes, Class A and Class D, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends.

DESCRIPTION OF PERMITTED INVESTMENTS OF THE UNDERLYING PORTFOLIOS

AMERICAN DEPOSITORY RECEIPTS ("ADRS")   Generally, ADRs are designed for trading
in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES   Asset-backed securities are securities backed by
automobile, credit-card or other types of receivables and in securities backed by other types of assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

BANK NOTES   Bank notes are notes used to represent debt obligations issued by banks in large denominations.

BANKERS' ACCEPTANCES   Bankers' acceptances are bills of exchange or time drafts
drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT   Certificates of deposit are interest-bearing
instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER   Commercial paper is a term used to describe unsecured short-
term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary, generally from a few to 270 days.

CONVERTIBLE SECURITIES   Convertible securities, such as rights, bonds, notes
and preferred stocks, which are convertible into or exchange for common stocks, have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, an Underlying Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.

CORPORATE ZERO COUPON SECURITIES   Corporate zero coupon securities are:  (i)
notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity,usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities).
                                ----
Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

FIXED INCOME SECURITIES Fixed income securities with longer maturities tend to produce higher yields, the prices of longer maturity securities and are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Portfolio's net asset value.

FOREIGN SECURITIES   Foreign securities are securities issued by non-U.S.
issuers. Certain of the Underlying Portfolios may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper and Europaper. These instruments may subject the Underlying Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to different accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Some securities issued by foreign governments or their subdivisions, agencies or instrumentalities may not be backed by the full faith and credit of the foreign government.

The yankee obligations selected for the Portfolios will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

FORWARD FOREIGN CURRENCY CONTRACTS   Forward Foreign Currency Contracts are
contracts which involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Portfolio to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, an Underlying Portfolio may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when the Underlying Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, an Underlying Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. An Underlying Portfolio will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. The Underlying Portfolios may enter into forward foreign currency contracts.

ILLIQUID SECURITIES The SIT Emerging Markets Equity Portfolio believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Portfolio's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Portfolio's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Portfolio's investment in them will be consistent with its 10% restriction on investment in illiquid securities.

LOWER RATED SECURITIES   Lower-rated securities are lower-rated bonds commonly
referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("S&P"). The SIMT High Yield Bond Portfolio may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. In addition, the Portfolio may invest in unrated securities of comparable quality subject to the restrictions stated in the Portfolio's Prospectus.

     CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES. The descriptions below are intended to supplement the discussion in the Portfolio's Prospectus under "Risk Factors Relating to Investing in Lower Rated Securities."

     GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Portfolios' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Portfolio's net asset value.

     PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

     LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

     LEGISLATION. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

     TAXES. The Portfolio may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the tax code even though the Portfolio has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MORTGAGE-BACKED SECURITIES   Mortgage-backed securities are securities which
represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Certain Underlying Portfolios may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The SIMT Core Fixed Income Portfolio will only purchase mortgage-backed securities issued or guaranteed by either the U.S. Government, or its agencies or instrumentalities. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an Underlying Portfolio purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's investment return to an Underlying Portfolio. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return an Underlying Portfolio will receive when these amounts are reinvested.

An Underlying Portfolio may also invest in collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. CMOs will be purchased only if rated in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the SIMT Core Fixed Income Portfolio will utilize the expected average life of the security, as estimated in good faith by the Portfolio's adviser and sub-advisers, and will not invest in mortgage-backed securities with an expected average maturity of over seven years.

Stripped mortgage-backed securities ("SMBs") are mortgage-backed securities where the interest portion of the security has been stripped from the principal portion of the security, and the two component parts are sold separately. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders.
Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MORTGAGE DOLLAR ROLLS Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held.

To avoid any leveraging concerns, a Portfolio will place U.S. Government or other liquid, high grade debt securities in a segregated account with its Custodian in an amount sufficient to cover its repurchase obligation.

MUNICIPAL LEASES Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations").
Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new for of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

MUNICIPAL SECURITIES Municipal Securities include general obligation bonds backed by the taxing power of the issuing municipality, revenue bonds backed by the revenues of a project or facility (tolls from a bridge, for example), and certificates of participation, which represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

Municipal securities include both municipal notes and municipal bonds.
Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

OPTIONS Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period.

The Underlying Portfolios may trade put and call options on stocks and stock indices to a limited extent, as the Adviser or Sub-Adviser determines is appropriate in seeking an Underlying Portfolio's investment objective, and except as restricted by each Underlying Portfolio's investment limitations as set forth below. See "Investment Limitations."



A put option gives the purchaser (an Underlying Portfolio) the right to sell, and imposes on the writer an obligation to buy, the underlying security at the exercise price during the option period. The advantage to an Underlying Portfolio of buying the protective put is that if the price of the security falls during the option period, the Underlying Portfolio may exercise the put and receive the higher exercise price for the security. However, if the security rises in value, the Underlying Portfolio will have paid a premium for the put, which will expire unexercised.

A call option gives the purchaser the right to buy and imposes on the writer (an Underlying Portfolio) the obligation to sell, the underlying security at the exercise price during the option period. The advantage to an Underlying Portfolio of writing covered call options is that the Underlying Portfolio receives a premium, which is additional income. However, if the security rises in value, an Underlying Portfolio may not fully participate in the market appreciation. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. An Underlying Portfolio's obligation as the writer of a covered call is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. As noted above, a closing purchase transaction is one in which an Underlying Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Underlying Portfolios will engage in option transactions only as hedging transactions and not for speculative purposes.

PAY-IN-KIND BONDS Pay-in-kind securities are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. The SIMT High Yield Bond Portfolio may purchase in pay-in-kind bonds.

PRIVATIZATIONS Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Portfolio may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

RECEIPTS Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

REPURCHASE AGREEMENTS Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Portfolio or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. An Underlying Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Portfolio realizes a loss on the sale of the collateral securities. An adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. An Underlying Portfolio enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Portfolio to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by an Underlying Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers and sub-advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by an Underlying Portfolio, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, an Underlying Portfolio could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, an Underlying Portfolio may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Underlying Portfolio is treated as an unsecured creditor.

RESTRICTED SECURITIES   Restricted securities are securities that may not be
sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors (including investment companies) who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

SECURITIES LENDING   Securities lending is an investment technique which enables an Underlying Portfolio to generate additional income by lending its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to at least the market value at all times of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding loaned securities for an Underlying Portfolio exceeds 20% of the value of that Portfolio's total assets taken at fair market value. Loans are made only to borrowers deemed by the adviser or sub-adviser to be in good standing and when, in the judgment of the adviser or sub-adviser, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Underlying Portfolios may use the Distributor as a broker in these transactions.

SWAP, CAPS, FLOORS AND COLLARS In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

The buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Portfolio may have under these types of arrangements will be covered by setting aside liquid high grade securities in a segregated account. A Portfolio will enter into swaps only with counterparties believed to be creditworthy.

TIME DEPOSITS Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES Guarantees of principal by agencies or instrumentalities of the United Sates Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY RECEIPTS U.S. Treasury receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury.

VARIABLE OR FLOATING RATE INSTRUMENTS   Variable or floating rate instruments
are instruments which may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security. The quality of the underlying credit must, in the opinion of an Underlying Portfolio's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Underlying Portfolio. Each Underlying Portfolio's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

WHEN-ISSUED SECURITIES When-issued securities are securities for which delivery and payment normally take place within 45 days after the date of commitment to purchase. The SIMT Core Fixed Income and SIMT High Yield Bond Portfolios may purchase securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. An Underlying Portfolio will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. An Underlying Portfolio will establish a segregated account with the Custodian and maintain liquid, high grade debt securities in an amount at least equal in value to that Underlying Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Underlying Portfolio involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

One form of when-issued or delayed-delivery security that a Portfolio may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


ZERO COUPON SECURITIES Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities, including STRIPS and Receipts (TRs, TIGRs and CATS) are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Shareholders may have to redeem shares to pay tax on the "phantom income" earned by a Portfolio, and the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Portfolio accrues income with respect to the securities prior to the receipt in cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. See also "Taxes."


INVESTMENT LIMITATIONS OF THE FUNDS

FUNDAMENTAL POLICIES

Each Fund may not:

1. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


These investment limitations and certain of the investment limitations in each Prospectus are fundamental policies of the Funds and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

NON-FUNDAMENTAL POLICIES

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as permitted by the Trust's SEC Order; or (iv) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities or shares of the Underlying Portfolios) of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.




A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) applies at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

ADDITIONAL RESTRICTIONS

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Funds. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as a Fund's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that, of this 5%, no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest more than 15% of its net assets in illiquid securities, including securities which are not readily marketable.




INVESTMENT LIMITATIONS OF THE UNDERLYING PORTFOLIOS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Underlying Portfolio which cannot be changed with respect to an Underlying Portfolio wit hout the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of an Underlying Portfolio's shares present at a meeting, if not more than 50% of the outstanding shares of an Underlying Portfolio are present or represented by proxy, or (ii) more than 50% of an Underlying Portfolio's out standing shares, whichever is less.


The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity and SIT Emerging Markets Equity Portfolios may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Portfolio to purchase securities or require a Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets,
     (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The SIT International Fixed Income Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at current value at the time of the incurrence of such loan.

2. Make loans, except that the Portfolio may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the International Fixed Income Portfolio.

3.   Invest in companies for the purpose of exercising control.

4.   Acquire more than 10% of the voting securities of any one issuer.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Portfolio may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

11. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Purchase restricted securities (securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

The SLAT Prime Obligation Portfolio may not:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings by the Portfolio will be repaid before making additional investments for the Portfolio and any interest on such borrowings will reduce the income of the Portfolio.

2. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Portfolio's total assets.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at fair market value at the time such loan is incurred.

4.   Invest in companies for the purpose of exercising control.

5.   Acquire more than 10% of the voting securities of any one issuer.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Portfolio may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of securities transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Portfolio assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares of securities.

12. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Portfolio would be invested in such securities.

13.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

14. Invest in interests in oil, gas or other mineral exploration or development programs.

15. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.


The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Underlying Portfolio's Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES


The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity and SIT Emerging Markets Equity Portfolios may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Notwithstanding the foregoing, securities issued pursuant to Section 4(2) of the 1933 Act and securities eligible to be re-sold under Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

8. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold to the public, if, in the aggregate, more than 15% of its net assets would be invested in such restricted securities. Securities issued pursuant to Section 4(2) of the 1933 Act and securities exempted from registration upon re-sale by Rule 144A under the 1933 Act are not deemed to be restricted securities for purposes of this limitation.

The SLAT Prime Obligation Portfolio must:

1.   Maintain an average dollar-weighted portfolio maturity of 90 days or less.

Under rules and regulations, established by the SEC, an Underlying Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying Portfolio's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying Portfolio. An Underlying Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Underlying Trust's Board of Trustees without a vote of shareholders.

ADDITIONAL RESTRICTIONS

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Underlying Portfolios. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as an Underlying Portfolio's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that of this 5% no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. [This restriction does not apply to the SIMT High Yield Bond Portfolio.]


3. Invest more than 15% (10% with respect to the SIT Core International Equity, SIT Emerging Markets Equity, SIT International Fixed Income and SLAT Prime Obligation Portfolios) of its net assets in illiquid securities, including securities which are not readily marketable or are restricted.

4. Invest more than 15% of its net assets in restricted securities. For purposes of this limitation, securities exempted from registration under the 1933 Act, including Rule 144A securities and Section 4(2) commercial paper, are considered to be restricted securities.

5. [SIT Portfolios only] Make short sales, except short sales "against the box."


THE MANAGER AND SHAREHOLDER SERVICING AGENT TO THE FUNDS

The Administration Agreement provides that SEI Financial Management Corporation ("SFM") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SFM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to any Fund or the Trust, effective upon the liquidation of such Fund or the Trust, as the case may be.


SFM, a wholly-owned subsidiary of SEI, was organized as a Delaware corporation in 1969, and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen
V. Romeo constitute the Board of Directors of SFM. Mr. West serves as the Chairman of the Board of Directors and Chief Executive Officer of SFM and SEI. Mr. Greer serves as President and Chief Operating Officer of SFM and SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. SFM also serves as administrator or manager to the following other mutual funds: SEI Liquid Asset Trust; SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, SEI Institutional Managed Trust, Stepstone Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., Rembrandt Funds(R), The Arbor Fund, 1784 Funds, The PBHG Fund, Inc., Bishop Street Funds, Conestoga Family of Funds, Insurance Investment Products Trust, Marquis/sm/ Funds, Morgan Grenfell Investment Trust, Morgan Grenfell Investment Trust, The Achievement Funds Trust, CrestFunds, STI Classic Variable Trust, Inventor Funds, ARK Funds, and Monitor Funds.

If operating expenses of any Fund exceed limitations established by certain states, SFM will pay such excess. SFM will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


THE INVESTMENT ADVISER TO THE FUNDS

SFM will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SFM provides that SFM Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Trust will operate in a manner that is distinctly different from virtually all other investment companies. Most investment companies operate under a structure in which a single related group of companies provide investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities. The Trust, however, invests in shares of certain related investment companies that are advised and/or administered by SFM (i.e., the Underlying Portfolios). In turn, these
                     ----
Underlying Portfolios invest in equity and debt securities. SFM is responsible for investing the assets of each Fund in certain of the Underlying Portfolios within percentage ranges established by SFM, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the SFM or by SFM on 90 days written notice to the Trust.


SFM will reimburse each Fund for certain expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of a Fund's average daily net assets, 2% of the next $70 million of such assets, and 1.5% of net assets in excess of $100 million. For the purpose of determining whether a Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If a Fund is entitled to reimbursement, that month's management fee will be reduced or postponed with any adjustment made after the end of the year.

THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING PORTFOLIOS


Each Advisory and certain of the Sub-Advisory Agreements provide that each Adviser (or Sub-Adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Advisers shall not be protected against any liability to the Underlying Trusts or their Shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pursuant to the Advisory and Sub-Advisory Agreements, the Underlying SIMT and SIT Portfolios rely upon SFM for access, on a pooled investment basis, the core elements of SFM's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SIMT and SIT Portfolios, SFM will recommend and, if the Trustees of the Underlying Trusts approve the recommendation, monitor for the Underlying Portfolios one or more managers using a range of investment styles.


The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Underlying Portfolio or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to an Underlying Portfolio, by a majority of the outstanding shares of that Underlying Portfolio, on not less than 30 days nor more than 60 days written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days written notice to the Trust. However, SFM has obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SFM, with the approval of the Trust's Board of Trustees, to retain sub-advisers for an Underlying Portfolio without submitting the sub-advisory agreement to a vote of the Underlying Portfolio's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SFM under such sub-advisory agreements.


PORTFOLIO MANAGERS OF THE UNDERLYING PORTFOLIOS


The following persons serve as portfolio managers to the Underlying Portfolios.



SIMT LARGE CAP GROWTH PORTFOLIO
-------------------------------


Alliance Capital Management L.P. ("Alliance") is a sub-adviser to the SIMT Large Cap Growth Portfolio. A committee of investment professionals at Alliance has been responsible for managing the assets of the Portfolio allocated to Alliance since the Portfolio's inception.


A committee composed of the eight investment portfolio managers of the equity investment team of IDS Advisory Group Inc. ("IDS") is responsible for the day-to-day management of a portion of the SIMT Large Cap Growth Portfolio's investments. No individual person is primarily responsible for making recommendations to that committee.


SIMT LARGE CAP VALUE PORTFOLIO
------------------------------


Investment decisions have been made by the quantitative computer model since March, 1995. Josef Lakonishok, Andrei Shiefer and Robert Vishny, officers of LSV Asset Management ("LSV"), monitor the quantitative analysis model on a continuous basis, and make adjustments to the model based on their ongoing research and statistical analysis. Securities are identified for purchase or sale for the SIMT Large Cap Value Portfolio based upon the computer model and defined variance tolerances. Purchases and sales are effected by LSV based upon the output from the model.


William P. Rydell and Robert A. Wilk of Mellon Equity Associates ("Mellon") have been the portfolio managers for Mellon's portion of the assets of the SIMT Large Cap Value Portfolio since 1994. Mr. Rydell is the President and Chief Executive Officer of Mellon, and has been managing individual and collectivized portfolios at Mellon since 1982. Mr. Wilk is a Senior Vice President and portfolio manager of Mellon, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon since April, 1990. Prior to joining Mellon, Mr. Wilk was in charge of portfolio management and conducted quantitative research for another investment subsidiary of Mellon Bank Corporation, Triangle Portfolio Associates.


Merus-UCA Capital Management ("Merus"), a division of Union Bank of California, N.A., is a sub-adviser to SIMT's Large Cap Value Portfolio. A committee of investment professionals at Merus has been responsible for managing the assets of the Portfolio allocated to Merus since December, 1994.


SIMT SMALL CAP GROWTH PORTFOLIO
-------------------------------


The portion of the SIMT Small Cap Growth Portfolio's assets allocated to Apodaca-Johnston Capital Management, Inc. ("Apodaca") have been managed since August, 1995 by Scott Johnston and Jerry C. Apodaca, Jr. Mr. Johnston, a principal and 1/3 owner of Apodaca, founded Apodaca's predecessor in 1985, and has 23 years of investment experience. Jerry C. Apodaca, Jr. joined the firm as a principal and 1/3 owner in 1991, and has 12 years investment management experience. Before joining Apodaca, Mr. Apodaca was a Vice President of Marketing at Newport First Investments, Inc.


Nicholas-Applegate Capital Management, Inc. ("Nicholas-Applegate") manages its portion of the SIMT Small Cap Growth Portfolio through its systematic-driven management team under the supervision of Mr. Nicholas, founder and Chief Investment Officer of the firm. Nicholas-Applegate's systems driven investment team, headed by Lawrence S. Speidell, has been primarily responsible for the day-to-day management of the Portfolio since March, 1994. Mr. Speidell has been a portfolio manager and investment team leader with Nicholas-Applegate since March, 1994. Prior to joining Nicholas-Applegate, he was an institutional portfolio manager with Batterymarch Financial Management.


Michael D. Jones, CFA, joined Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") in February, 1995 as a portfolio manager. Mr. Jones has been managing the a portion of the assets of the SIMT Small Cap Growth Portfolio since April 15, 1995. Prior to joining Pilgrim Baxter, Mr. Jones was a portfolio manager with The Bank of New York from June, 1990 to January, 1995.


William Jeffrey III, Kenneth F. McCain, and Richard S. Coons, each of whom own 1/3 of Wall Street Associates ("WSA"), serve as portfolio managers for the portion of the SIMT Small Cap Growth Portfolio's assets allocated to WSA since August, 1995. Each is a principal of WSA and, together, they have 73 years of investment management experience.


SIMT SMALL CAP VALUE PORTFOLIO
------------------------------


Edwin B. Powell, Holly L. Guthrie and Joseph T. Doyle, have served as the portfolio managers to the SIMT Small Cap Value Portfolio since its inception, and since 1995, Cynthia R. Axlrod has also served as a portfolio manager to the Portfolio. These individuals work as a team and share responsibility. Mr. Doyle has been with 1838 Investment Advisors, L.P. ("1838") since 1988. Mr. Powell and Ms. Guthrie joined 1838 in 1994. Mr. Powell managed small cap equity portfolios for Provident Capital Management from 1987 to 1994. Ms. Guthrie managed small cap equity portfolios for Provident Capital Management from 1992 to 1994. Prior to that she was employed by CoreStates Investment Advisers from 1987 to 1992 as an equity analyst and portfolio manager. Prior to joining 1838, Ms. Axlrod was with Friess Associates from 1992 to 1995. Prior to 1992, Ms. Axlrod was with Provident Capital Management from 1987 to 1992.


The portion of the SIMT Small Cap Value Portfolio's assets allocated to Boston Partners Asset Management, L.P. ("Boston") have been managed since November, 1995 by Wayne J. Archambo, C.F.A. Mr. Archambo has been employed by Boston since its organization, and has 10 years experience investing in small capitalization stocks. Prior to joining Boston, Mr. Archambo was a Senior Vice President and member of the Equity Policy Committee at The Boston Company Asset Management, Inc. ("TBCAM"), where he created that firm's Small Capitalization Value Product and Mid Capitalization Product. Prior to joining TBCAM in 1989, Mr. Archambo spent six years as a portfolio manager/analyst for Boston-based Systematic Investors.


SIT INTERNATIONAL EQUITY PORTFOLIO
----------------------------------


Acadian Asset Management, Inc. ("Acadian") is a sub-adviser to the SIT International Equity Portfolio. A committee of investment professionals at Acadian has been responsible for managing the Portfolio assets allocated to Acadian since the Portfolio's inception.


Julian R. Johnston and Jeremy G. Lodwick have shared primary responsibility for a portion of the assets of the SIT International Equity Portfolio and its predecessor fund since its inception. Mr. Johnston has 20 years experience in European equity investment. Mr. Johnston joined Morgan Grenfell Investment Services Limited ("MG") in 1984 and is currently the head of the MG Continental European Investment team. He speaks French,

German, Swedish and Danish fluently. Mr. Lodwick has ten years experience in European equity investment. He joined MG in 1986 and was a UK equity research analyst before moving to New York where he was a member of the client liaison and marketing team for 5 years. He returned to the London office in 1991 to manage European equity portfolios.


John S. Ager, a Senior Vice President and Director of Schroder Capital Management International Limited ("SC") and John Stainsby, First Vice President of SC, both have served as principal portfolio managers for a portion of the assets of the SIT International Equity Portfolio and its predecessor fund since its inception. Mr. Ager has over 20 years of experience in managing client accounts invested in Asian countries. Mr. Stainsby has over 10 years experience of managing Asian investments.


SIT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------


Josephine S. Jimenez and Bryan L. Sudweeks share primary responsibility for the SIT Emerging Markets Equity Portfolio. Ms. Jimenez and Mr. Sudweeks have thirteen and six years experience, respectively, in emerging markets investment. Both joined Montgomery Asset Management, L.P. ("MAM") in 1991.


SIMT CORE FIXED INCOME PORTFOLIO
--------------------------------


BlackRock Financial Management, Inc. ("BlackRock") employs a team approach in managing the SIMT Core Fixed Income Portfolio, however, the portfolio manager who has day-to-day responsibility for the Portfolio is Keith Anderson. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 12 years experience investing in fixed income securities. Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation.


Mr. Charles Groeschell, a Senior Vice President of Firstar Investment Research & Management Company ("FIRMCO") and portfolio manager of a portion of the assets of the SIMT Core Fixed Income Portfolio, has been employed by FIRMCO or its affiliates since 1983, and has had 13 years experience in fixed income investing.


Kent S. Engel, Director and Chief Investment Officer of Western Asset Management Company ("Western"), has been primarily responsible for the day-to-day management of a portion of the assets of the SIMT Core Fixed Income Portfolio since January 19, 1994. Mr. Engel has been with Western and its predecessor since 1969.


SIMT HIGH YIELD BOND PORTFOLIO
------------------------------


The SIMT High Yield Bond Portfolio's assets have been managed by Richard J. Lindquist, C.F.A., since its inception. Mr. Lindquist joined BEA Associates ("BEA") in 1995 as a result of BEA's acquisition of CS First Boston Investment Management, and has had 11 years of investment management experience, including 6 years of experience working with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield portfolios totalling approximately $1.3 billion.


SIT INTERNATIONAL FIXED INCOME PORTFOLIO
----------------------------------------


Kenneth Windheim, President of Strategic Fixed Income, L.P. ("SFI"), has been the portfolio manager of the SIT International Fixed Income Portfolio since its inception in 1991. Mr. Windheim is assisted by Gregory Barnett and David Jallits, Directors of SFI and portfolio managers of the Portfolio since April 1994. Prior to forming SFI, Kenneth Windheim managed a global fund income portfolio at Prudential Asset Management. Prior to joining SFI, Gregory Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund with active use of foreign exchange option strategies. Prior to that he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining SFI, David Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners. From 1982-1994, he was Vice President and Global Fixed Income portfolio manager at The Putnam Companies.


DISTRIBUTION

The Trust has adopted a Distribution and Service Plan for Class D (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

Except to the extent that SFM (as Manager and investment adviser) benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain trustees and officers of the Trust also serve as trustees and officers of some or all of the following: SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, SEI Institutional Managed Trust, Stepstone Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., Rembrandt Funds(R), The Arbor Fund, 1784 Funds, The PBHG Funds, Inc., Bishop Street Funds, Conestoga Family of Funds, Marquis/sm/ Funds, Morgan Grenfell Investment Trust, The Achievement Funds Trust, CrestFunds, Inc., STI Classic Variable Trust, Inventor Funds, and Insurance Investment Products Trust, open-end management investment companies which are managed by SFM and/or distributed by SEI Financial Services Company.

ROBERT A. NESHER - Chairman of the Board of Trustees* - Retired since 1994. Executive Vice President of SEI 1986-94. Director and Executive Vice President of the Manager and Executive Vice President of the Distributor 1981-94.

RICHARD F. BLANCHARD - Trustee** - P.O. Box 76, Canfield Road, Convent Station, NJ 07961. Private Investor. Director of AEA Investors Inc. (acquisition and investment firm) June 1981-86, Director of Baker Hughes Corp. (oil service company) 1976-88. Director of Imperial Clevite Industries (transportation equipment company) 1981-87. Executive Vice President of American Express Company (financial services company), responsible for the investment function, before June 1981.

WILLIAM M. DORAN - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor, Director and Secretary of SEI and Secretary of the Manager and Distributor.

F. WENDELL GOOCH - Trustee** - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds.

FRANK E. MORRIS - Trustee - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, since 1989. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds, Advisors' Inner Circle Fund, Advisors' Inner Circle Fund II, Inc. and FFB Lexicon Funds.

JAMES M. STOREY - Trustee** - Ten Post Office Square, Boston, MA 02109. Partner of Dechert Price & Rhodes (law firm).

DAVID G. LEE - President, Chief Executive Officer - Senior Vice President of the Distributor since 1993. Vice President of the Distributor since 1991. President, GW Sierra Trust Funds prior to 1991.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Manager and Distributor since 1988. Corporate Legal Assistant, Omni Exploration (oil and gas investment) prior to 1983.

ROBERT B. CARROLL - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the SEI, the Manager and Distributor since 1994. United States Securities and Exchange Commission, Division of Investment Management, 1990-94. Associate, McGuire, Woods, Battle & Boothe (law firm), prior to 1990.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Corporation, the Manager and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-94.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI and the Distributor since 1994. Vice President and Assistant Secretary of the Manager and Distributor 1992-94. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.


JEFFREY A. COHEN - Controller, Assistant Secretary - Director of Funds Accounting of SEI since 1991. Audit Manager of Price Waterhouse 1988-1991.


RICHARD W. GRANT - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor, since 1989.

JOHN H. GRADY, JR. - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner (since 1995) and Associate (1993-1995), Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor. Associate, Ropes & Gray (law firm), 1988 to 1993.

==============
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Blanchard, Gooch, Morris and Storey serve as members of the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.


PERFORMANCE

From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.


The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[((a-b)/(cd)) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1+T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


PURCHASE AND REDEMPTION OF SHARES

The purchase and redemption price of shares is the net asset value of each share. The net asset value of each fund is determined by SFM and is based upon the proportional net asset values of each Fund's Underlying Portfolio shares (plus any available cash). Each Underlying Portfolio's securities are valued by SFM pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Underlying Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolios for any period during which the New York Stock Exchange, the Manager, the Distributor, the and/or the Custodian are not open for business.


SHAREHOLDER SERVICES

DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Underlying Portfolios and consider the differences in objectives and policies before making any investment.

REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of the Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

EXCHANGE PRIVILEGE: Some or all of the shares of a Fund's Class D Shares for which payment has been received (i.e., an established account), may be exchanged
                                 ----
for Class D Shares of other Funds of the Trust. A shareholder may exchange the shares of each Fund's Class D Shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the
                                              ----
record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) less than 30% of a Fund's gross income each taxable year must be derived from the sale or other disposition of stocks, securities or certain other investments held for less than three months;
(iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days.

A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the effect of federal, state and local taxes in their own individual circumstances.


PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers and sub-advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Underlying Portfolio's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Trust does not expect to use one particular dealer, but the Underlying Portfolio's advisers or sub-advisers may, consistent with the interests of the Underlying Portfolios, select brokers on the basis of the research services they provide to the Portfolio's advisers and sub-advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers or sub-advisers will be in addition to and not in lieu of the services required to be performed by an Underlying Portfolio's advisers or sub-advisers under the advisory and sub-advisory agreements. If in the judgment of an Underlying Portfolio's advisers, the Underlying Portfolio, or other accounts managed by the Underlying Portfolio's advisers or sub-advisers, will be benefitted by supplemental research services, the Underlying Portfolio's advisers or sub-advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Underlying Portfolio's advisers or sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the additional distribution second transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


VOTING


Where the Trust's Prospectus or Statement of Additional Information states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.



EXPERTS


The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

Following are the Trust's audited seed capital financial statements dated February 16, 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors
SEI Asset Allocation Trust

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Diversified Conservative Income, Diversified Conservative, Diversified Moderate Growth, Diversified Growth and Diversified U.S. Stock Funds (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at February 16, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania
February 21, 1996

SEI ASSET ALLOCATION TRUST

Statement of Assets and Liabilities
February 16, 1996

Diversified Growth Fund

Assets:
     Cash                                                                    $  1,000
     Deferred Organization Costs                                               16,400
     Deferred Offering Costs                                                   23,000
                                                                             --------
             Total  Assets                                                     40,400
                                                                             ========

Liabilities:
     Due to Manager                                                            39,400
                                                                             ========

Net Assets                                                                   $  1,000
                                                                             ========

Net Assets Consist of:
     Portfolio shares of Class A (unlimited authorization - no par value)
      based on 50.000 outstanding shares of beneficial interest              $    500
     Portfolio shares of Class D (unlimited authorization - no par value)
      based on 50.000 outstanding shares of beneficial interest                   500
                                                                             --------
Total Net Assets:                                                            $  1,000
                                                                             ========

Net Asset Value, Offering and Redemption Price, Class A                      $  10.00
                                                                             ========

Net Asset Value, Offering and Redemption Price, Class D                      $  10.00
                                                                             ========

The accompanying notes are an integral part of the financial statements.

SEI ASSET ALLOCATION TRUST

Statement of Assets and Liabilities
February 16, 1996

Diversified U.S. Stock Fund


Assets:
     Cash                                                                    $ 1,000
     Deferred Organization Costs                                              16,400
     Deferred Offering Costs                                                  23,000
                                                                             -------
             Total  Assets                                                    40,400
                                                                             =======

Liabilities:
     Due to Manager                                                           39,400
                                                                             =======

Net Assets                                                                   $ 1,000
                                                                             =======

Net Assets Consist of:
     Portfolio shares of Class A (unlimited authorization - no par value)
      based on 50.000 outstanding shares of beneficial interest              $   500
     Portfolio shares of Class D (unlimited authorization - no par value)
      based on 50.000 outstanding shares of beneficial interest                  500
                                                                             -------
Total Net Assets:                                                            $ 1,000
                                                                             =======

Net Asset Value, Offering and Redemption Price, Class A                      $ 10.00
                                                                             =======

Net Asset Value, Offering and Redemption Price, Class D                      $ 10.00
                                                                             =======

The accompanying notes are an integral part of the financial statements.

SEI ASSET ALLOCATION TRUST

Statement of Assets and Liabilities
February 16, 1996

Diversified Conservative Fund

Assets:
  Cash                                                                   $ 1,000
  Deferred Organization Costs                                             16,400
  Deferred Offering Costs                                                 23,000
                                                                         -------
        Total Assets                                                      40,400
                                                                         -------

Liabilities:
  Due to Manager                                                          39,400

Net Assets                                                               $ 1,000
                                                                         -------

Net Assets Consist of:
  Portfolio shares of Class A (unlimited authorization - no par value)
    based on 50.000 outstanding shares of beneficial interest            $   500
  Portfolio shares of Class D (unlimited authorization - no par value)
    based on 50.000 outstanding shares of beneficial interest                500
                                                                         -------
Total Net Assets:                                                        $ 1,000
                                                                         -------

Net Asset Value, Offering and Redemption Price, Class A                  $ 10.00
                                                                         -------

Net Asset Value, Offering and Redemption Price, Class D                  $ 10.00
                                                                         -------

The accompanying notes are an integral part of the financial statements.

SEI ASSET ALLOCATION TRUST

Statement of Assets and Liabilities
February 16, 1996

Diversified Moderate Growth Fund

Assets:
  Cash                                                                   $ 1,000
  Deferred Organization Costs                                             16,400
  Deferred Offering Costs                                                 23,000
                                                                         -------
        Total Assets                                                      40,400
                                                                         -------

Liabilities:
  Due to Manager                                                          39,400

Net Assets                                                               $ 1,000
                                                                         -------

Net Assets Consist of:
  Portfolio shares of Class A (unlimited authorization - no par value)
    based on 50.000 outstanding shares of beneficial interest            $   500
  Portfolio shares of Class D (unlimited authorization - no par value)
    based on 50.000 outstanding shares of beneficial interest)               500
                                                                         -------
Total Net Assets:                                                        $ 1,000
                                                                         -------

Net Asset Value, Offering and Redemption Price, Class A                  $ 10.00
                                                                         -------

Net Asset Value, Offering and Redemption Price, Class D                  $ 10.00
                                                                         -------

The accompanying notes are an integral part of the financial statements.

SEI ASSET ALLOCATION TRUST

Statement of Assets and Liabilities
February 16, 1996

Diversified Conservative Income Fund

Assets:
  Cash                                                                  $ 96,000
  Deferred Organization Costs                                             16,400
  Deferred Offering Costs                                                 23,000
                                                                        --------
        Total Assets                                                     135,400
                                                                        --------

Liabilities:
  Due to Manager                                                          39,400
                                                                        --------

Net Assets                                                              $ 96,000
                                                                        --------

Net Assets Consist of:
  Portfolio shares of Class A (unlimited authorization - no par value)
    based on 9,550.000 outstanding shares of beneficial interest        $ 95,500
  Portfolio shares of Class D (unlimited authorization - no par value)
    based on 50.000 outstanding shares of beneficial interest                500
                                                                        --------
Total Net Assets:                                                       $ 96,000
                                                                        --------

Net Asset Value, Offering and Redemption Price, Class A                 $  10.00
                                                                        --------

Net Asset Value, Offering and Redemption Price, Class D                 $  10.00
                                                                        --------

The accompanying notes are an integral part of the financial statements.

SEI ASSET ALLOCATION TRUST

Notes to Financial Statements
February 16, 1996

1. Organization:


The Trust is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Growth Fund, and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain of the Underlying Portfolios, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds have not commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to SEI Financial Management Corporation (the "Adviser" and "Manager") on February 16, 1996. The following is a summary of the significant accounting policies followed by the Trust.

SEI ASSET ALLOCATION TRUST


Notes to Financial Statements (continued)
February 16, 1996


2. Investment Advisory, Management, Distribution and Shareholder Servicing
Agreements:

The Trust expects to enter into the following service agreements:

Under the Investment Advisory Agreement with the Trust, SEI Financial Management Corporation ("SFM" or the "Adviser") will act as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser will be entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

Under the Administration Agreement with the Trust, SFM will also provide the Trust with overall management services, and act as dividend disbursing agent and shareholder servicing agent. For these services to the Funds, SFM will be entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund.

SEI Financial Services company (the "Distributor"), a wholly-owned subsidiary of SEI, will serve as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund. Periodically, the Distributor may waive a portion of the fees payable to it under the Class D Plan in order to keep within certain sales charge limits imposed by the Rules of the NASD. Specifically, any Fund's distribution/shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata portion of any Underlying Portfolio in which the Fund invests.


3. Organizational Costs, Offering Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Fund and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust is a Partner.

Offering costs have been capitalized by the Fund and will be amortized over twelve months commencing with operations.

Certain officers and/or trustees of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

                                   APPENDIX


                     DESCRIPTION OF CORPORATE BOND RATINGS


                          MOODY'S RATING DEFINITIONS


LONG TERM BOND RATINGS


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C Bonds which are rated C are the lowest rated clas of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.


Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.


When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.



Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.


Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.



Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                     STANDARD & POOR'S RATING DEFINITIONS


     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


     The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.


     The ratings are based, in varying degrees, on the following considerations:



     (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.


     (2)  The obligation's nature and provisions.


     (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.


     Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.



LONG-TERM RATINGS DEFINITIONS


INVESTMENT GRADE
----------------

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.



A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


SPECULATIVE GRADE
-----------------


     Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.


CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.


CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.


C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.


D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


C The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.


P The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.


L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


N.R. Not rated.


DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.


     If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.


INVESTMENT AND SPECULATIVE GRADES


     The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.


     Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.


SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:


     Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:


                   -Leading market positions in well-established industries.



                   -High rates of return on funds employed.


                   -Conservative capitalization structures with moderate reliance on debt and ample asset protection.


                   -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


                   -Well-established access to a range of financial markets and assured sources of alternate liquidity.


     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


S&P's description of its three highest short-term debt ratings:


     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).


     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)      Financial Statements

                    Audited Statement of Assets and Liabilities
                    Notes to Financial Statement

     (b)      Additional Exhibits

               1    Agreement and Declaration of Trust of the Registrant, dated
                    October 20, 1995 (incorporated by reference to Initial
                    Registration, filed on December 1, 1995).
               2    By-Laws of the Registrant (incorporated by reference to
                    Initial Registration, filed on December 1, 1995).
               5(a) Form of Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation, filed herewith.
               6    Form of Distribution Agreement between the Registrant and
                    SEI Financial Services Company, filed herewith.
               8    Custodian Agreement between the Registrant and CoreStates
                    Bank, N.A., filed herewith.
               9(a) Form of Administration Agreement between the Registrant and
                    SEI Financial Management Corporation, filed herewith.
               9(b) Form of Transfer Agent Agreement between the Registrant and
                    DST Systems, Inc., filed herewith.
              10    Opinion and Consent of Counsel, filed herewith.
              11    Opinion and Consent of Independent Public Accountants, filed herewith.
              15(a) Distribution Plan, Class D shares, filed herewith.
              16    Performance Calculations, filed herewith.
              18    18f-3 Plan, filed herewith.
              24    Powers of Attorney for Richard F. Blanchard, F. Wendell
                    Gooch, Frank E. Morris, James M. Storey and Robert A. Nesher
                    incorporated by reference to Initial Registration, filed on
                    December 1, 1995 and for William M. Doran, filed herewith.
              27    Financial Data Schedules, filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:  None

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISER
-------

SEI Financial Management Company ("SFM") is the investment adviser for the Trust. The principal address of SFM is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SFM is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of SFM, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SFM to the Advisers Act (SEC File No. 801-24593).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987

     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds                               June 1, 1993
     Marquis Funds(R)                         August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     Inventor Funds, Inc.                     August 1, 1994
     The Achievement Funds Trust              December 27, 1994
     Insurance Investment Products Trust      December 30, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     Conestoga Family of Funds                May 1, 1995
     STI Variable Classic Trust               August 18, 1995
     ARK Funds                                November 11, 1995
     Monitor Funds                            January 11, 1996

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.

                             Position and Office                                   Positions and Offices
Name                         with Underwriter                                      with Registrant
----                         ----------------                                      ---------------
Alfred P. West, Jr.          Director, Chairman & Chief Executive Officer                 --
Henry H. Greer               Director, President & Chief Operating Officer                --
Carmen V. Romeo              Director, Executive Vice President & Treasurer            Treasurer
Gilbert L. Beebower          Executive Vice President                                     --
Richard B. Lieb              Executive Vice President                                     --
Charles A. Marsh             Executive Vice President-Capital Resources Division          --
Leo J. Dolan, Jr.            Senior Vice President                                        --
Carl A. Guarino              Senior Vice President                                        --
Jerome Hickey                Senior Vice President                                        --
David G. Lee                 Senior Vice President                                 President & Chief
                                                                                   Executive Officer

                            Position and Office                                             Positions and Offices
Name                        with Underwriter                                                with Registrant
----                        ----------------                                                ---------------
William Madden              Senior Vice President                                                   --
A. Keith McDowell           Senior Vice President                                                   --
Dennis J. McGonigle         Senior Vice President                                                   --
Hartland J. McKeown         Senior Vice President                                                   --
James V. Morris             Senior Vice President                                                   --
Steven Onofrio              Senior Vice President                                                   --
Kevin P. Robins             Senior Vice President,                                           Vice President &
                              General Counsel and Secretary                                  Assistant Secretary
Robert Wagner               Senior Vice President                                                   --
Patrick K. Walsh            Senior Vice President                                                   --
Kenneth Zimmer              Senior Vice President                                                   --
Robert Crudup               Managing Director                                                       --
Vic Galef                   Managing Director                                                       --
Kim Kirk                    Managing Director                                                       --
John Krzeminski             Managing Director                                                       --
Carolyn McLaurin            Managing Director                                                       --
Barbara Moore               Managing Director                                                       --
Donald Pepin                Managing Director                                                       --
Mark Samuels                Managing Director                                                       --
Wayne M. Withrow            Managing Director                                                       --
Mick Duncan                 Team Leader                                                             --
Robert Ludwig               Team Leader                                                             --
Vicki Malloy                Team Leader                                                             --
Robert Aller                Vice President                                                          --
C. Tony Baker               Vice President                                                          --
Steve Bendinelli            Vice President                                                          --
Cris Brookmyer              Vice President & Controller                                             --
Gordon W. Carpenter         Vice President                                                          --
Robert B. Carroll           Vice President & Assistant Secretary                             Vice President &
                                                                                             Assistant Secretary
Todd B. Cipperman           Vice President & Assistant Secretary
Ed Daly                     Vice President                                                          --
Jeff Drennen                Vice President                                                          --
Lucinda Duncalfe            Vice President                                                          --
Kathy Heilig                Vice President                                                          --
Larry Hutchison             Vice President                                                          --
Michael Kantor              Vice President                                                          --
Samuel King                 Vice President                                                          --
Donald H. Korytowski        Vice President                                                          --
Robert S. Ludwig            Vice President                                                          --
Jack May                    Vice President                                                          --
Sandra K. Orlow             Vice President & Assistant Secretary                             Vice President &
                                                                                             Assistant Secretary
Larry Pokora                Vice President                                                          --
Kim Rainey                  Vice President                                                          --
Paul Sachs                  Vice President                                                          --
Steve Smith                 Vice President                                                          --

                        Position and Office                                             Positions and Offices
Name                    with Underwriter                                                with Registrant
----                    ----------------                                                ---------------
Daniel Spaventa         Vice President                                                           --
Kathryn L. Stanton      Vice President & Assistant Secretary                            Vice President &
                                                                                        Assistant Secretary
William Zawaski         Vice President                                                           --
James Dougherty         Director of Brokerage Services                                           --

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

          CoreStates Bank, N.A.
          Broad & Chestnut Streets
          P.O. Box 7618
          Philadelphia, Pennsylvania  19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Financial Management Corporation
          680 East Swedesford Road
          Wayne, Pennsylvania 19087-1658

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

          SEI Financial Management Corporation
          680 East Swedesford Road
          Wayne, Pennsylvania  19087-1658

Item 31.  Management Services:  None.

Item 32.  Undertakings:

     Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

     Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the effective date of the Registrant's 1933 Act Registration Statement.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of February, 1996.

                         SEI ASSET ALLOCATION TRUST

                         By:/s/ David G. Lee
                            -----------------------------------
                            David G. Lee
                            President, Chief Executive Officer

Attest:

  /s/ Jeffrey A. Cohen
----------------------------
  Jeffrey A. Cohen
  Controller and Chief
  Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


          *                       Trustee                  February 28, 1996
--------------------------
Richard F. Blanchard

          *                       Trustee                  February 28, 1996
--------------------------
William M. Doran

          *                       Trustee                  February 28, 1996
--------------------------
F. Wendell Gooch

          *                       Trustee                  February 28, 1996
--------------------------
Frank E. Morris

          *                       Trustee                  February 28, 1996
--------------------------
James M. Storey

          *                       Trustee                  February 28, 1996
--------------------------
Robert A. Nesher

/s/ David G. Lee                  President, Chief         February 28, 1996
--------------------------        Executive Officer
David G. Lee

/s/ Jeffrey A. Cohen              Controller and Chief     February 28, 1996
--------------------------        Financial Officer
Jeffrey A. Cohen

* By:   /s/ David G. Lee
        --------------------------
        David G. Lee
        Attorney-in-Fact

                                 EXHIBIT INDEX

 Name                                                            Exhibit
 ----                                                            -------
 Agreement and Declaration of Trust of the                       Ex-99.B1
 Registrant, dated October 20, 1995 (incorporated
 by reference to Initial Registration, filed
 on December 1, 1995).

 By-Laws of the Registrant (incorporated by reference            Ex-99.B2
 to Initial Registration, filed on December 1, 1995).

 Form of Investment Advisory Agreement between the Registrant    Ex-99.B5(a)
 and SEI Financial Management Corporation, filed herewith.

 Form of Distribution Agreement between Registrant and SEI       Ex-99.B6
 Financial Services Company, filed herewith.

 Custodian Agreement between the Registrant and CoreStates       Ex-99.B8
 Bank, N.A., filed herewith.

 Form of Administration Agreement between the Registrant and     Ex-99.B9(a)
 SEI Financial Management Corporation, filed herewith.

 Form of Transfer Agent Agreement between the Registrant         Ex-99.B9(b)
 and DST Systems, Inc., filed herewith.

 Opinion and Consent of Counsel, filed herewith.                 Ex-99.B10

 Opinion and Consent of Independent Public Accountants,          Ex-99.B11
 filed herewith.

 Distribution Plan, Class D shares, filed herewith.              Ex-99.B15

 Performance Calculations, filed herewith.                       Ex-99.B16

 18f-3 Plan, filed herewith.                                     Ex-99.B18

 Powers of Attorney for Richard F. Blanchard, F. Wendell         Ex-99.B24
 Gooch, Frank E. Morris, James M. Storey and Robert A.
 Nesher incorporated by reference to Initial Registration,
 filed on December 1, 1995, and for William M. Doran, filed
 herewith.

 Financial Data Schedules, filed herewith.                       Ex-27.1-27.10

                                      C-8